SCHWABFUNDS(R)

PROSPECTUS

November 15, 2001

EQUITY INDEX FUNDS

SCHWAB S&P 500 FUND

SCHWAB 1000 FUND(R)

SCHWAB SMALL-CAP INDEX FUND(R)

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

SCHWAB INTERNATIONAL INDEX FUND(R)

QUANTITATIVE/SECTOR FUNDS

SCHWAB ANALYTICS FUND(R)

SCHWAB FOCUS FUNDS
    Communications Focus Fund
    Financial Services Focus Fund
    Health Care Focus Fund
    Technology Focus Fund

ASSET ALLOCATION FUNDS

SCHWAB MARKETTRACK PORTFOLIOS(R)
    All Equity Portfolio
    Growth Portfolio
    Balanced Portfolio
    Conservative Portfolio

SCHWAB MARKETMANAGER PORTFOLIOS(R)
    Growth Portfolio
    Balanced Portfolio
    Small Cap Portfolio
    International Portfolio

BOND FUNDS

SCHWAB BOND INDEX FUNDS
    Schwab Short-Term Bond Market
      Index Fund
    Schwab Total Bond Market
      Index Fund

SCHWAB YIELDPLUS FUND(R)

SCHWAB TAX-FREE BOND FUNDS
    Schwab Short/Intermediate
      Tax-Free Bond Fund
    Schwab Long-Term
      Tax-Free Bond Fund
    Schwab California
      Short/Intermediate
      Tax-Free Bond Fund
    Schwab California Long-Term
      Tax-Free Bond Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

This prospectus does not offer for sale and is not a solicitation of offers to purchase, shares of certain funds described herein in those states and other jurisdictions where the funds are not registered and/or qualified for sale. In particular the California state-specific funds are offered for sale and are available only to residents of California, Arizona, District of Columbia, Florida, South Carolina, New Jersey and the U.S. Virgin Islands.


                                                           [CHARLES SCHWAB LOGO]

SCHWABFUNDS(R) PROSPECTUS

  03  SCHWAB EQUITY INDEX FUNDS 1

        04  Schwab S&P 500 Fund
        06  Schwab 1000 Fund(R)
        08  Schwab Small-Cap Index Fund(R)
        10  Schwab Total Stock Market
            Index Fund(R)
        12  Schwab International Index Fund(R)

  21  SCHWAB ANALYTICS FUND(R) 1

        22  Schwab Analytics Fund

  25  SCHWAB FOCUS FUNDS 1

        26  Communications Focus Fund
        28  Financial Services Focus Fund
        30  Health Care Focus Fund
        32  Technology Focus Fund

  39  SCHWAB MARKETTRACK PORTFOLIOS(R) 1

        40  All Equity Portfolio
        42  Growth Portfolio
        44  Balanced Portfolio
        46  Conservative Portfolio

  53  SCHWAB MARKETMANAGER PORTFOLIOS(R) 1

        54  Growth Portfolio
        56  Balanced Portfolio
        58  Small Cap Portfolio
        60  International Portfolio

  67  SCHWAB BOND INDEX FUNDS 2

        68  Schwab Short-Term Bond Market Index Fund
        70  Schwab Total Bond Market Index Fund

  75  SCHWAB YIELDPLUS FUND(R) 2

        76  Schwab YieldPlus Fund

  79  SCHWAB TAX-FREE BOND FUNDS 2

        80  Schwab Short/Intermediate Tax-Free Bond Fund
        82  Schwab Long-Term Tax-Free Bond Fund
        84  Schwab California Short/Intermediate Bond Fund
        86  Schwab California Long-Term Tax-Free Bond Fund

  92  INVESTMENT MANAGEMENT

  94  INVESTING IN THE FUNDS/PORTFOLIOS

Each fund or group of funds in this prospectus has a separate prospectus that contains substantially identical information to that contained in this prospectus. For a current copy of any of these prospectuses, call 800-435-4000 or visit www.schwab.com/schwabfundsdirect.

Current prospectus dated: 1 2/28/2001 and 2 11/15/2001.

SCHWAB


EQUITY INDEX FUNDS


ABOUT THE FUNDS


The Schwab Equity Index Funds share the same basic INVESTMENT STRATEGY: They are designed to track the performance of a stock market index. Each fund tracks a different index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager LOOKS TO AN INDEX to determine which securities the fund should own.

Because the composition of an index tends to be comparatively stable, index funds historically have shown LOW PORTFOLIO TURNOVER compared to actively managed funds.

The funds are designed for LONG-TERM INVESTORS. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


                                EQUITY INDEX FUNDS

SCHWAB                                                TICKER SYMBOLS

S&P 500 FUND                                          INVESTOR SHARES      SWPIX
                                                      SELECT SHARES(R)     SWPPX
                                                      e.SHARES(R)          SWPEX


THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX.

INDEX

THE S&P 500 INDEX INCLUDES THE COMMON STOCKS OF 500 LEADING U.S. COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

LARGE-CAP STOCKS

Although the 500 companies in the index constitute only about 7% of all the publicly traded companies in the United States, they represent approximately 80% of the total value of the U.S. stock market. (All figures are as of 10/31/00.)

Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.


     The performance information below shows you how the fund's
     PERFORMANCE compares to that of ITS INDEX, which varies OVER TIME.

--------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investments.

The fund has three share classes, which have different minimum investments and different costs. For information on choosing a class, see page 97.

ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]

97                       32.47
98                       28.00
99                       20.60
00                       (9.33)

BEST QUARTER: 21.08% Q4 1998                       WORST QUARTER: -9.98% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                  SINCE
                                                  1 YEAR        INCEPTION
-------------------------------------------------------------------------
 Investor Shares                                  (9.33)          17.52 1
 Select Shares                                    (9.17)          14.90 2
 e.Shares                                         (9.23)          17.65 3
 S&P 500 Index                                    (9.10)          18.03 4

1 Inception: 5/1/96.
2 Inception: 5/19/97.
3 Inception: 5/1/96.
4 From 5/1/96.
--------------------------------------------------------------------------------

                               EQUITY INDEX FUNDS

                                                             SCHWAB S&P 500 FUND


     Long-term investors who want to focus on LARGE-CAP U.S. STOCKS or who are looking for performance that is linked to a POPULAR INDEX may want to consider this fund.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE-CAP PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks. As a result, whenever these stocks perform less well than mid- or small-cap stocks, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag those investments.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

INDEX OWNERSHIP

"Standard & Poor's,(R)" "S&P,(R)" "S&P 500,(R)" "Standard & Poor's 500(R)" and "500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                     INVESTOR    SELECT
                                                      SHARES    SHARES(R)  e.SHARES(R)
--------------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell 180 days or less after buying
them, and paid directly to the fund                     0.75       0.75       0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------
Management fees*                                        0.17       0.17       0.17
Distribution (12b-1) fees                               None       None       None
Other expenses*                                         0.29       0.13       0.13
                                                       -------------------------------
Total annual operating expenses                         0.46       0.30       0.30

EXPENSE REDUCTION                                      (0.11)     (0.11)     (0.02)
                                                       -------------------------------
NET OPERATING EXPENSES**                                0.35       0.19       0.28
                                                       ===============================

*  Restated to reflect current fees and expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                      1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
Investor Shares        $36              $137             $247              $569
Select Shares          $19               $85             $158              $370
e.Shares               $29               $95             $167              $379

--------------------------------------------------------------------------------

                               EQUITY INDEX FUNDS

SCHWAB                                                TICKER SYMBOLS

1000 FUND(R)                                          INVESTOR SHARES      SNXFX
                                                      SELECT SHARES(R)     SNXSX


THE FUND'S GOAL IS TO MATCH THE TOTAL RETURN OF THE SCHWAB 1000 INDEX.(R)

INDEX

THE SCHWAB 1000 INDEX INCLUDES THE COMMON STOCKS OF THE LARGEST 1,000 PUBLICLY TRADED COMPANIES IN THE UNITED STATES, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

The fund may make use of certain management techniques in seeking to enhance after-tax performance. For example, it may adjust its weightings of certain stocks, continue to hold a stock that is no longer included in the index or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gains distributions.

Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

LARGE- AND MID-CAP STOCKS

Although there are currently more than 6,700 total stocks in the United States, the companies represented by the Schwab 1000 Index make up some 86% of the total value of all U.S. stocks. (Figures are as of 10/31/00.)

These large- and mid-cap stocks cover many industries and represent many sizes. Because large- and mid-cap stocks can perform differently from each other at times, a fund that invests in both categories of stocks may have somewhat different performance than a fund that invests only in large-cap stocks.

The performance information below shows you how PERFORMANCE has varied from YEAR-TO-YEAR and how it averages out OVER TIME.

--------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the indices do not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 97.

ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]

92                        8.52
93                        9.63
94                       (0.11)
95                       36.60
96                       21.57
97                       31.92
98                       27.16
99                       21.00
00                       (8.21)

BEST QUARTER: 21.93% Q4 1998                      WORST QUARTER: -10.70% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                       SINCE
                                         1 YEAR         5 YEARS       INCEPTION
-------------------------------------------------------------------------------
Investor Shares                          (8.21)          17.77         15.86 1
Select Shares                            (8.11)             --         15.43 2
S&P 500(R) Index                         (9.10)          18.33         16.17 3
Schwab 1000 Index                        (7.98)          18.17         16.30 3


1 Inception: 4/2/91.
2 Inception: 5/19/97.
3 From 4/2/91.
--------------------------------------------------------------------------------

                               EQUITY INDEX FUNDS

                                                             SCHWAB 1000 FUND(R)


     Because it includes so many U.S. stocks and industries, this fund could make sense for long-term investors seeking BROAD DIVERSIFICATION in a single investment. It's also a logical choice for stock investors who want exposure beyond the large-cap segment of the U.S. stock market.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE- AND MID-CAP PORTIONS OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Because the Schwab 1000 Index(R) encompasses stocks from across the economy, the fund is broadly diversified, which reduces the impact of the performance of any given industry or stock. But whenever large- and mid-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

-------------------------------------------------------------------------------
FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                             INVESTOR     SELECT
                                                              SHARES     SHARES(R)
----------------------------------------------------------------------------------
SHAREHOLDER FEES
----------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell 180 days or less after buying
them, and paid directly to the fund                             0.75        0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------
Management fees                                                 0.23        0.23
Distribution (12b-1) fees                                       None        None
Other expenses*                                                 0.27        0.12
                                                             ---------------------
Total annual operating expenses                                 0.50        0.35

EXPENSE REDUCTION                                              (0.04)       0.00
                                                             ---------------------
NET OPERATING EXPENSES**                                        0.46        0.35
                                                             =====================

*  Restated to reflect current expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses.)

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Investor Shares                 $ 47          $156          $276          $624
Select Shares                   $ 36          $113          $197          $443

-------------------------------------------------------------------------------
                               EQUITY INDEX FUNDS

SCHWAB                                              TICKER SYMBOLS

SMALL-CAP INDEX FUND(R)                             INVESTOR SHARES        SWSMX
                                                    SELECT SHARES(R)       SWSSX


THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES TOTAL RETURN OF SMALL CAPITALIZATION U.S. STOCKS.

INDEX

THE FUND INTENDS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB SMALL-CAP INDEX(R). The index includes the common stocks of the second-largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

SMALL-CAP STOCKS

In measuring the performance of the second-largest 1,000 companies in the U.S. stock market, the index may be said to focus on the "biggest of the small" among America's publicly traded stocks.

Historically, the performance of small-cap stocks has not always paralleled that of large-cap stocks. For this reason, some investors use them to diversify a portfolio that invests in larger stocks.

With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.

     The performance information below shows you how PERFORMANCE has varied from YEAR-TO-YEAR and how it averages out OVER TIME.

-------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the indices do not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 97.

ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]

94                        (3.08)
95                        27.65
96                        15.49
97                        25.69
98                        (3.57)
99                        24.20
00                         3.73

BEST QUARTER: 18.09% Q4 1999                      WORST QUARTER: -20.94% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                         SINCE
                                           1 YEAR         5 YEARS      INCEPTION
--------------------------------------------------------------------------------
Investor Shares                              3.73          12.52         12.24 1
Select Shares                                3.82             --         12.76 2
Russell 2000(R) Index                       (3.02)         10.31         11.04 3
Schwab Small-Cap Index                       3.92          14.21         13.71 3

1 Inception: 12/3/93.
2 Inception: 5/19/97.
3 From 12/3/93.

-------------------------------------------------------------------------------
                               EQUITY INDEX FUNDS

                                                  SCHWAB SMALL-CAP INDEX FUND(R)


     With its SMALL-CAP FOCUS, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE SMALL-CAP PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows the market during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

HISTORICALLY, SMALL-CAP STOCKS HAVE BEEN RISKIER THAN LARGE- AND MID-CAP STOCKS. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements, and may move sharply, especially during market upturns and downturns. In addition, during any period when small-cap stocks perform less well than large- or mid-cap stocks, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever U.S. small-cap stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to stocks for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

-------------------------------------------------------------------------------
FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                             INVESTOR    SELECT
                                                              SHARES    SHARES(R)
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell 180 days or less after buying them
and paid directly to the fund                                  0.75       0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees*                                               0.30       0.30
Distribution (12b-1) fees                                      None       None
Other expenses*                                                0.31       0.16
                                                             -------------------
Total annual operating expenses                                0.61       0.46

EXPENSE REDUCTION                                              (0.12)     (0.08)
                                                             -------------------
NET OPERATING EXPENSES**                                       0.49       0.38
                                                             ===================

*  Restated to reflect current fees and expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                     1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------
Investor Shares        $50        $183       $328        $751
Select Shares          $39        $140       $250        $571

-------------------------------------------------------------------------------
                               EQUITY INDEX FUNDS

SCHWAB                                              TICKER SYMBOLS

TOTAL STOCK MARKET INDEX FUND(R)                    INVESTOR SHARES        SWTIX
                                                    SELECT SHARES(R)       SWTSX


THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE ENTIRE U.S. STOCK MARKET, AS MEASURED BY THE WILSHIRE 5000 TOTAL MARKET INDEX.

INDEX

THE FUND'S BENCHMARK INDEX INCLUDES ALL PUBLICLY TRADED COMMON STOCKS OF COMPANIES HEADQUARTERED IN THE UNITED STATES FOR WHICH PRICING INFORMATION IS READILY AVAILABLE -- currently more than 6,700 stocks. The index weights each stock according to its market capitalization (total market value of all shares outstanding).

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher.

Because it would be impractical to invest in every company in the U.S. stock market, the fund uses statistical sampling techniques to assemble a portfolio whose performance is expected to resemble that of the index. The fund generally expects that its portfolio will include the largest 2,500 to 3,000 U.S. stocks (measured by market capitalization), and that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.

The fund may use certain techniques in seeking to enhance after-tax performance, such as adjusting its weightings of certain stocks or choosing to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gain distributions.

Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

THE U.S. STOCK MARKET

The U.S. stock market is commonly divided into three segments, based on market capitalization.

Mid- and small-cap stocks are the most numerous, but make up only about one-third of the total value of the market. In contrast, large-cap stocks are relatively few in number but make up approximately two-thirds of the market's total value. In fact, the largest 3,000 of the market's listed stocks represent about 99% of its total value. (All figures on this page are as of 10/31/00).

In terms of performance, these segments can behave somewhat differently from each other, over the short term as well as the long term. For that reason, the performance of the overall stock market can be seen as a blend of the performance of all three segments.

     The performance information below shows you how the fund's PERFORMANCE, compares to that of the INDEX which varies over time.

-------------------------------------------------------------------------------

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 97.

ANNUAL TOTAL RETURNS (%) as of 12/31

Investor Shares

[BAR CHART]

00               (10.63)

 BEST QUARTER: 3.59% Q1 2000                       WORST QUARTER: -9.97% Q4 2000

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                         SINCE
                                      1 YEAR            INCEPTION
-----------------------------------------------------------------
Investor Shares                       (10.63)             2.31 1
Select Shares                         (10.49)             2.46 1
Wilshire 5000 Total Market Index      (10.89)             2.20 2


1 Inception: 6/1/99.
2 From 6/1/99.


-------------------------------------------------------------------------------

                               EQUITY INDEX FUNDS

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

     With its VERY BROAD EXPOSURE to the U.S. stock market, this fund is designed for LONG-TERM INVESTORS who want exposure to all three tiers of the market: large-, mid- and small-cap.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund will not take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Because the fund encompasses stocks from across the economy, it is broadly diversified, which reduces the impact of the performance of any given industry, individual stock or market segment. But whenever any particular market segment outperforms the U.S. stock market as a whole, the fund may underperform funds that have greater exposure to that segment. Likewise, whenever U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments. Because the fund gives greater weight to larger stocks, most of its performance will reflect the performance of the large-cap segment.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also involve risks.

For example, the fund's use of sampling may increase the gap between the performance of the fund and that of the index. Futures contracts, which the fund uses to gain exposure to stocks for its cash balances, also could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

INDEX OWNERSHIP

Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

-------------------------------------------------------------------------------

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                            INVESTOR   SELECT
                                                             SHARES    SHARES(R)
--------------------------------------------------------------------------------
 SHAREHOLDER FEES
--------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell 180 days or less after buying them
and paid directly to the fund                                 0.75      0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                               0.30      0.30
Distribution (12b-1) fees                                     None      None
Other expenses*                                               0.36      0.21
                                                            --------------------
Total annual operating expenses                               0.66      0.51

EXPENSE REDUCTION                                             (0.26)    (0.24)
                                                            --------------------
NET OPERATING EXPENSES**                                      0.40      0.27
                                                            ====================

*  Restated to reflect current expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                      1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------
 Investor Shares        $41        $185       $342        $798
 Select Shares          $28        $139       $261        $617


-------------------------------------------------------------------------------

                               EQUITY INDEX FUNDS

SCHWAB                                              TICKER SYMBOLS
INTERNATIONAL INDEX FUND(R)
                                                    INVESTOR SHARES        SWINX
                                                    SELECT SHARES(R)       SWISX


THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES THE TOTAL RETURN OF LARGE, PUBLICLY TRADED NON-U.S. COMPANIES FROM COUNTRIES WITH DEVELOPED EQUITY MARKETS OUTSIDE OF THE UNITED STATES.

INDEX

THE FUND INTENDS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB INTERNATIONAL INDEX.(R) The index includes common stocks of the 350 largest publicly traded companies from selected countries outside the United States. The selected countries all have developed securities markets and include most Western European countries, as well as Australia, Canada, Hong Kong and Japan -- currently 15 countries in all. Within these countries, Schwab identifies the 350 largest companies according to their free float-adjusted market capitalizations (total market value of all shares available for purchase by international investors), in U.S. dollars. The index does not maintain any particular country weightings, although any given country cannot represent more than 35% of the index.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does, and does not hedge its exposure to foreign currencies beyond using forward contracts to lock in transaction prices until settlement. In seeking to enhance after-tax performance, the fund may choose to realize certain capital losses and use them to offset capital gains. This strategy may help the fund reduce taxable capital gain distributions.

Like many index funds, the fund also may lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. Because any income from securities lending typically is not enough to eliminate the effect of expenses, the fund's performance normally is below that of the index.

INTERNATIONAL STOCKS

Over the past several decades, foreign stock markets have grown rapidly. The market value of foreign stocks today represents approximately 51% of the world's total market capitalization. (All figures are as of 10/31/00.)

For some investors, an international index fund represents an opportunity for low-cost access to a variety of world markets in one fund. Others turn to international stocks to diversify a portfolio of U.S. investments, because international stock markets historically have performed somewhat differently from the U.S. market.

     The performance information below shows you how PERFORMANCE has varied from YEAR-TO-YEAR and how it averages out OVER TIME.


-------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the indices do not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 97.

Annual total returns (%) as of 12/31

INVESTOR SHARES

[BAR CHART]

94                                           3.84
95                                          14.22
96                                           9.12
97                                           7.31
98                                          15.85
99                                          33.62
00                                         (17.59)


BEST QUARTER: 19.88% Q4 1999                      WORST QUARTER: -14.93% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                         SINCE
                                         1 YEAR         5 YEARS        INCEPTION
--------------------------------------------------------------------------------
Investor Shares                         (17.59)            8.35           8.28 1
Select Shares                           (17.51)              --           6.81 2
MSCI-EAFE(R) Index                      (14.17)            7.13           7.20 3
Schwab International Index              (16.88)            8.74           8.87 3


1 Inception: 9/9/93.
2 Inception: 5/19/97.
3 From 9/9/93.


-------------------------------------------------------------------------------
                               EQUITY INDEX FUNDS

                                              SCHWAB INTERNATIONAL INDEX FUND(R)


     For long-term investors who are interested in the potential rewards of INTERNATIONAL INVESTING and who are prepared for the additional risks, this fund could be worth considering.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE PERFORMANCE OF A MIX OF INTERNATIONAL LARGE-CAP STOCKS, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of market declines.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

INTERNATIONAL STOCKS CARRY ADDITIONAL RISKS. Changes in currency exchange rates can erode market gains or widen market losses. International markets -- even those that are well established -- are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks perform less well than other types of stocks or other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, the fund may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

-------------------------------------------------------------------------------
FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                           INVESTOR    SELECT
                                                            SHARES     SHARES(R)
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell 180 days or less after buying them
and paid directly to the fund                                 1.50        1.50

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees*                                              0.40        0.40
Distribution (12b-1) fees                                     None        None
Other expenses*                                               0.35        0.20
                                                           ---------------------
Total annual operating expenses                               0.75        0.60

EXPENSE REDUCTION                                            (0.17)      (0.13)
                                                           ---------------------
NET OPERATING EXPENSES**                                      0.58        0.47
                                                           =====================

*   Restated to reflect current fees and expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).


Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                       1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------
 Investor Shares        $59        $223       $400        $914
 Select Shares          $48        $179       $322        $738

-------------------------------------------------------------------------------
                               EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB S&P 500 FUND

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                  11/1/99-       11/1/98-      11/1/97-      11/1/96-    5/1/96 1-
INVESTOR SHARES                                   10/31/00       10/31/99      10/31/98      10/31/97    10/31/96
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              21.17          17.05         14.17         10.88       10.00
                                                  ----------------------------------------------------------------
Income from investment operations:
   Net investment income                             0.17           0.17          0.16          0.14        0.08
   Net realized and unrealized gains                 1.06           4.10          2.85          3.24        0.80
                                                  ----------------------------------------------------------------
   Total income from investment operations           1.23           4.27          3.01          3.38        0.88
Less distributions:
   Dividends from net investment income             (0.18)         (0.15)        (0.13)        (0.09)         --
   Distributions from net realized gains            (0.07)            --            --            --          --
                                                  ----------------------------------------------------------------
   Total distributions                              (0.25)         (0.15)        (0.13)        (0.09)         --
                                                  ----------------------------------------------------------------
Net asset value at end of period                    22.15          21.17         17.05         14.17       10.88
                                                  ================================================================
Total return (%)                                     5.81          25.20         21.39         31.29        8.80 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                  0.35 4         0.35          0.35          0.38        0.49 3
Expense reductions reflected in above ratio          0.16           0.27          0.28          0.32        0.40 3
Ratio of net investment income to
 average net assets                                  0.81           1.01          1.25          1.49        1.89 3
Portfolio turnover rate                                 9              3             1             3           1
Net assets, end of period ($ x 1,000,000)           3,617          3,183         1,935           923         244



                                                          11/1/99-   11/1/98-   11/1/97-   5/19/97 1-
SELECT SHARES(R)                                          10/31/00   10/31/99   10/31/98   10/31/97
----------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     21.23      17.09      14.19      12.85
                                                          ------------------------------------------
Income from investment operations:
   Net investment income                                    0.20       0.20       0.26       0.05
   Net realized and unrealized gains                        1.06       4.12       2.78       1.29
                                                          ------------------------------------------
   Total income from investment operations                  1.26       4.32       3.04       1.34
Less distributions:
   Dividends from net investment income                    (0.21)     (0.18)     (0.14)        --
   Distributions from net realized gains                   (0.07)        --         --         --
                                                          ------------------------------------------
   Total distributions                                     (0.28)     (0.18)     (0.14)        --
                                                          ------------------------------------------
Net asset value at end of period                           22.21      21.23      17.09      14.19
                                                          ==========================================
Total return (%)                                            5.94      25.42      21.63      10.43 2

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
  average net assets                                       0.19 5      0.19       0.19       0.19 3
 Expense reductions reflected in above ratio               0.16        0.28       0.28       0.34 3
 Ratio of net investment income to
  average net assets                                       0.98        1.17       1.40       1.46 3
 Portfolio turnover rate                                      9           3          1          3
 Net assets, end of period ($ x 1,000,000)                4,357       3,750      1,548        486

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.
5 Would have been 0.20% if certain non-routine expenses (proxy fees) had been included.


                               EQUITY INDEX FUNDS

                                                            FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

SCHWAB S&P 500 FUND Continued



                                                          11/1/99-     11/1/98-    11/1/97-    11/1/96-   5/1/96 1-
e.SHARES(R)                                               10/31/00     10/31/99    10/31/98    10/31/97   10/31/96
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      21.21        17.08       14.19       10.89      10.00
                                                          --------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.20         0.20        0.15        0.21       0.04
   Net realized and unrealized gains                         1.04         4.09        2.88        3.19       0.85
                                                          --------------------------------------------------------
   Total income from investment operations                   1.24         4.29        3.03        3.40       0.89
Less distributions:
   Dividends from net investment income                     (0.21)       (0.16)      (0.14)      (0.10)        --
   Distributions from net realized gains                    (0.07)          --          --          --         --
                                                          --------------------------------------------------------
   Total distributions                                      (0.28)       (0.16)      (0.14)      (0.10)        --
                                                          --------------------------------------------------------
Net asset value at end of period                            22.17        21.21       17.08       14.19      10.89
                                                          ========================================================
Total return (%)                                             5.84        25.28       21.50       31.48       8.90 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                          0.28 4       0.28        0.28        0.28       0.28 3
Expense reductions reflected in above ratio                  0.07         0.20        0.24        0.33       0.91 3
Ratio of net investment income to
 average net assets                                          0.88         1.08        1.32        1.61       1.82 3
Portfolio turnover rate                                         9            3           1           3          1
Net assets, end of period ($ x 1,000,000)                     441          435         281         132         36

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Would have been 0.29% if certain non-routine expenses (proxy fees) had been included.


                               EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB 1000 FUND(R)

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                11/1/99-       11/1/98-      11/1/97-       9/1/97-       9/1/96-        9/1/95-
INVESTOR SHARES                                 10/31/00       10/31/99      10/31/98      10/31/97       8/31/97        8/31/96
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value at beginning of period            37.12          29.90         25.25         24.78         18.14          15.68
                                                --------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.26           0.26          0.27          0.04          0.28           0.24
   Net realized and unrealized gains               2.83           7.21          4.64          0.43          6.62           2.45
                                                --------------------------------------------------------------------------------
   Total income from investment operations         3.09           7.47          4.91          0.47          6.90           2.69
Less distributions:
   Dividends from net investment income           (0.26)         (0.25)        (0.26)           --         (0.26)         (0.23)
                                                --------------------------------------------------------------------------------
Net asset value at end of period                  39.95          37.12         29.90         25.25         24.78          18.14
                                                ================================================================================
Total return (%)                                   8.34          25.12         19.63          1.90 2       38.32          17.27

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                0.46 4         0.46          0.46          0.46 3        0.47           0.49
Expense reductions reflected in above ratio        0.04           0.05          0.05          0.04 3        0.06           0.08
Ratio of net investment income to
 average net assets                                0.63           0.78          1.02          1.00 3        1.33           1.66
Portfolio turnover rate                               9              3             2             --            2              2
Net assets, end of period ($ x 1,000,000)         5,083          4,925         3,657          2,611        2,499          1,560


                                                11/1/99-       11/1/98-      11/1/97-       9/1/97-      5/19/971-
SELECT SHARES(R)                                10/31/00       10/31/99      10/31/98      10/31/97        8/31/97
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            37.16          29.93         25.26         24.79         22.64
                                                ------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.29           0.30          0.32          0.04          0.05
   Net realized and unrealized gains               2.84           7.22          4.63          0.43          2.10
                                                ------------------------------------------------------------------
   Total income from investment operations         3.13           7.52          4.95          0.47          2.15
Less distributions:
   Dividends from net investment income           (0.31)         (0.29)        (0.28)           --            --
                                                ------------------------------------------------------------------
Net asset value at end of period                  39.98          37.16         29.93         25.26         24.79
                                                ------------------------------------------------------------------
Total return (%)                                   8.46          25.29         19.79          1.90 2        9.50 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                               0.35 5          0.35          0.35          0.35 3        0.35 3
Expense reductions reflected in above ratio         --            0.02          0.04          0.06 3        0.33 3
Ratio of net investment income to
 average net assets                               0.74            0.89          1.11          1.11 3        1.26 3
Portfolio turnover rate                              9               3             2            --             2
Net assets, end of period ($ x 1,000,000)        2,159           2,214         1,041           426           347

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Would have been 0.47% if certain non-routine expenses (proxy fees) had been included.
5 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.


                               EQUITY INDEX FUNDS

                                                            FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

SCHWAB SMALL-CAP INDEX FUND(R)

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                           11/1/99-     11/1/98-    11/1/97-    11/1/96-     11/1/95-
INVESTOR SHARES                                            10/31/00     10/31/99    10/31/98    10/31/97     10/31/96
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period                      17.41        15.39       17.73       13.59        11.70
                                                           ----------------------------------------------------------
 Income from investment operations:
    Net investment income                                     0.07         0.06        0.05        0.06         0.07
    Net realized and unrealized gains or losses               3.62         2.89       (2.33)       4.14         1.88
                                                           ----------------------------------------------------------
    Total income or loss from investment operations           3.69         2.95       (2.28)       4.20         1.95
 Less distributions:
    Dividends from net investment income                     (0.04)       (0.06)      (0.06)      (0.06)       (0.06)
    Distributions from net realized gains                       --        (0.87)         --          --           --
                                                           ----------------------------------------------------------
    Total distributions                                      (0.04)       (0.93)      (0.06)      (0.06)       (0.06)
                                                           ----------------------------------------------------------
Net asset value at end of period                             21.06        17.41       15.39       17.73        13.59
                                                           ==========================================================
Total return (%)                                             21.22        19.96      (12.88)      31.03        16.73

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                          0.49 4       0.49        0.49        0.52         0.59
 Expense reductions reflected in above ratio                  0.16         0.30        0.32        0.37         0.35
 Ratio of net investment income to
  average net assets                                          0.44         0.33        0.35        0.53         0.56
 Portfolio turnover rate                                        54           41          40          23           23
 Net assets, end of period ($ x 1,000,000)                     803          452         480         410          209


                                                            11/1/99-    11/1/98-    11/1/97-    5/19/97 1-
SELECT SHARES(R)                                            10/31/00    10/31/99    10/31/98     10/31/97
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       17.44        15.41       17.75       14.50
                                                           -----------------------------------------------
Income from investment operations:
    Net investment income                                     0.11         0.07        0.08        0.02
    Net realized and unrealized gains or losses               3.61         2.90       (2.35)       3.23
                                                           -----------------------------------------------
    Total income or loss from investment operations           3.72         2.97       (2.27)       3.25
Less distributions:
    Dividends from net investment income                     (0.07)       (0.07)      (0.07)         --
    Distributions from net realized gains                       --        (0.87)         --          --
                                                           -----------------------------------------------
    Total distributions                                      (0.07)       (0.94)      (0.07)         --
                                                           -----------------------------------------------
Net asset value at end of period                             21.09        17.44       15.41       17.75
                                                           ===============================================
Total return (%)                                             21.37        20.14      (12.81)      22.41 2

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                          0.38 5       0.38        0.38       0.38 3
Expense reductions reflected in above ratio                   0.12         0.27        0.33       0.52 3
Ratio of net investment income to
  average net assets                                          0.55         0.44        0.46       0.56 3
Portfolio turnover rate                                         54           41          40         23
Net assets, end of period ($ x 1,000,000)                      757          447         150         81


1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Would have been 0.50% if certain non-routine expenses (proxy fees) had been included.
5 Would have been 0.39% if certain non-routine expenses (proxy fees) had been included.


                               EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)


This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          11/1/99-     6/1/99 1-
INVESTOR SHARES                                           10/31/00      10/31/99
--------------------------------------------------------------------------------

PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                      20.87        20.00
                                                          ----------------------
Income from investment operations:
   Net investment income                                     0.16         0.07
   Net realized and unrealized gains                         1.56         0.80
                                                          ----------------------
   Total income from investment operations                   1.72         0.87
Less distributions:
   Dividends from net investment income                     (0.10)          --
                                                          ----------------------
Net asset value at end of period                            22.49        20.87
                                                          ======================
Total return (%)                                             8.23         4.35 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                         0.40 4       0.40 3
Expense reductions reflected in above ratio                  0.26         0.51 3
Ratio of net investment income to
  average net assets                                         0.76         0.92 3
Portfolio turnover rate                                         2            1
Net assets, end of period ($ x 1,000,000)                     218          136


                                                          11/1/99-     6/1/99 1-
SELECT SHARES(R)                                          10/31/00     10/31/99
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                      20.89        20.00
                                                          ----------------------
Income from investment operations:
   Net investment income                                     0.17         0.07
   Net realized and unrealized gains                         1.56         0.82
                                                          ----------------------
   Total income from investment operations                   1.73         0.89
Less distributions:
   Dividends from net investment income                     (0.10)          --
                                                          ----------------------
Net asset value at end of period                            22.52        20.89
                                                          ======================
Total return (%)                                             8.30         4.45 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                         0.27 5       0.27 3
Expense reductions reflected in above ratio                  0.24         0.47 3
Ratio of net investment income to
  average net assets                                         0.89         1.05 3
Portfolio turnover rate                                         2            1
Net assets, end of period ($ x 1,000,000)                     262          149

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.
5 Would have been 0.28% if certain non-routine expenses (proxy fees) had been included.


                               EQUITY INDEX FUNDS

                                                            FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

SCHWAB INTERNATIONAL INDEX FUND(R)


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                                11/1/99-     11/1/98-    11/1/97-    11/1/96-     11/1/95-
INVESTOR SHARES                                                 10/31/00     10/31/99    10/31/98    10/31/97     10/31/96
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                            17.93        14.21       13.31       12.23        11.13
                                                                ----------------------------------------------------------
Income from investment operations:
    Net investment income                                          0.20         0.19        0.17        0.17         0.16
    Net realized and unrealized gains or losses                   (0.85)        3.66        0.88        1.08         1.07
                                                                ----------------------------------------------------------
    Total income or loss from investment operations               (0.65)        3.85        1.05        1.25         1.23
Less distributions:
    Dividends from net investment income                          (0.15)       (0.13)      (0.15)      (0.17)       (0.13)
                                                                ----------------------------------------------------------
Net asset value at end of period                                  17.13        17.93       14.21       13.31        12.23
                                                                ----------------------------------------------------------
Total return (%)                                                  (3.69)       27.31        8.02       10.33        11.07

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                               0.58 4       0.58        0.58        0.61         0.69
Expense reductions reflected in above ratio                        0.23         0.41        0.46        0.52         0.48
Ratio of net investment income to
  average net assets                                               1.60         1.24        1.35        1.36         1.50
Portfolio turnover rate                                              16            5           6          13            6
Net assets, end of period ($ x 1,000,000)                           637          447         428         318          247


                                                                 11/1/99-    11/1/98-    11/1/97-     5/19/97 1-
SELECT SHARES(R)                                                 10/31/00    10/31/99    10/31/98     10/31/97
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                            17.96        14.23       13.32       13.59
                                                                -----------------------------------------------
Income from investment operations:
    Net investment income                                          0.27         0.18        0.22        0.04
    Net realized and unrealized gains or losses                   (0.91)        3.70        0.85       (0.31)
                                                                -----------------------------------------------
    Total income or loss from investment operations               (0.64)        3.88        1.07       (0.27)
Less distributions:
    Dividends from net investment income                          (0.18)       (0.15)      (0.16)         --
                                                                -----------------------------------------------
Net asset value at end of period                                  17.14        17.96       14.23       13.32
                                                                -----------------------------------------------
Total return (%)                                                  (3.65)       27.49        8.16       (1.99) 2
RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                               0.47 5       0.47        0.47        0.47 3

Expense reductions reflected in above ratio                        0.19         0.39        0.48        0.80 3

Ratio of net investment income to
  average net assets                                               1.71         1.57        1.49        0.17 3

Portfolio turnover rate                                              16            5           6          13

Net assets, end of period ($ x 1,000,000)                           700          449          94          50

1  Commencement of operations.
2  Not annualized.
3  Annualized.
4 Would have been 0.59% if certain non-routine expenses (proxy fees) had been included.
5 Would have been 0.48% if certain non-routine expenses (proxy fees) had been included.


                               EQUITY INDEX FUNDS

                                  [BLANK]

SCHWAB
ANALYTICS FUND(R)

ABOUT THE FUND

The Schwab Analytics Fund uses a strategy that is primarily QUANTITATIVE rather than one based on individual company research. This strategy employs a range of PROPRIETARY TECHNIQUES to select stocks, construct a portfolio and manage overall risk.

The fund uses software models to SCREEN STOCKS, based on factors that historically have been associated with above-average performance. The fund also looks at indicators of how those who are closest to a given company--ANALYSTS AND COMPANY INSIDERS--currently view the company's near-term prospects. Before making its actual investment decisions, the fund consults another technical model, this one designed to MANAGE RISK.

Taken together, these techniques are designed to complement each other in creating a portfolio with risk similar to that of the S&P 500(R) Index but with returns that are intended to be greater.

The fund is designed for LONG-TERM INVESTORS. Its performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


                           QUANTITATIVE/SECTOR FUNDS

SCHWAB

ANALYTICS FUND(R)                                          TICKER SYMBOL

                                                           SWANX

THE FUND SEEKS LONG-TERM CAPITAL GROWTH.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS PRIMARILY IN U.S. STOCKS. Under normal circumstances, the fund expects to hold the common stocks of approximately 100 large- and mid-cap U.S. companies. The fund seeks to assemble a portfolio with long-term performance that will exceed that of the S&P 500(R) Index.

The portfolio managers monitor more than 1,500 companies that have market values of $500 million or more. Using a variety of quantitative techniques, the managers screen and rank these companies based on numerous factors. These include fundamental characteristics, such as a company's size and valuation and its history of earnings and dividends, as well as technical characteristics, such as its stock price movements. The rankings also take into account various analysts' earnings estimates and revisions, and also purchases and sales of the stock by corporate insiders.

Once the rankings are complete, the managers select the highest-ranked stocks (approximately 100) for inclusion in the fund's portfolio. The managers use a risk management model to construct a diversified portfolio with the goal of keeping the fund's volatility similar to that of the S&P 500. While the fund may include stocks that are outside the S&P 500 or weight its stock holdings differently from the index, it normally seeks to have the same industry weightings as the index.

RISK MANAGEMENT

The fund approaches risk management from the perspective of its benchmark, the S&P 500 Index. The S&P 500 includes the common stocks of 500 leading U.S. companies from a broad range of industries.

The fund's risk management model is designed to estimate how much return a given investment might produce compared to the benchmark and how much risk it might involve compared to the benchmark. The model is designed to help the fund invest for returns that exceed the S&P 500, while maintaining a risk profile that is very similar to that of the index.

     The PERFORMANCE information below shows you how performance has varied from YEAR to year and how it averages out OVER TIME.

-------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

97                         31.62
98                         28.03
99                         27.75
20                         (7.71)

BEST QUARTER: 23.09% Q4 1998                      WORST QUARTER: -10.79% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/00

                                                        SINCE
                                        1 YEAR        INCEPTION
---------------------------------------------------------------
 Fund                                   (7.71)          19.83 1
 S&P 500 Index                          (9.10)          18.00 1

1 Inception: 7/1/96.

-------------------------------------------------------------------------------
                           QUANTITATIVE/SECTOR FUNDS

                                                        SCHWAB ANALYTICS FUND(R)


      This fund could be appropriate for long-term investors seeking a QUANTITATIVE APPROACH designed to outperform the s&P 500(R) INDEX.



MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY OF THE RISKS OF THIS FUND ARE ASSOCIATED WITH THE LARGE- AND MID-CAP SEGMENTS OF THE U.S. STOCK MARKET. While the fund is not an index fund, its management techniques are likely to result in performance that correlates with the S&P 500, during upturns as well as downturns. The fund can take only limited steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market wide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

The fund includes stocks from many different sectors of the economy, which reduces the impact of the performance of any given industry or stock. But whenever large- and mid-cap U.S. stocks fall behind other types of investments -- bonds or small-cap stocks, for instance -- the fund's performance also wilL lag these investments. In addition, because the values of mid-cap stocks may fluctuate more widely than those of large cap stocks, the fund could be more volatile if it were to increase its holdings of mid-cap stocks.

OTHER RISK FACTORS

The fund's management model is based largely on past market behavior. To the extent that market dynamics shift over time, the model may fail to anticipate these shifts, which could affect the fund's ability to outperform its benchmark.

Although the fund's main risks are those associated with its stock investments, the fund uses other strategies that also may involve risks.

For example, futures contracts, which the fund may use to gain exposure to the stock market for its cash balances, could hurt the fund's performance if they don't perform as expected.

Additionally, the fund may actively buy and sell portfolio securities, which will increase its portfolio turnover rate and expenses, and increase the likelihood of capital gain distributions.

-------------------------------------------------------------------------------
FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

 SHAREHOLDER FEES
---------------------------------------------------------------
                                                           None

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
---------------------------------------------------------------
 Management fees                                           0.54
 Distribution (12b-1) fees                                 None
 Other expenses*                                           0.32
                                                          -----
 Total annual operating expenses                           0.86
 EXPENSE REDUCTION                                        (0.11)
                                                          -----
 NET OPERATING EXPENSES**                                  0.75
                                                          =====

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                      1 YEAR     3 YEARS   5 YEARS     10 YEARS
---------------------------------------------------------------
                        $77        $263       $466      $1,051

*   Restated to reflect current expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

-------------------------------------------------------------------------------
                           QUANTITATIVE/SECTOR FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB ANALYTICS FUND(R)

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          11/1/99-     11/1/98-    11/1/97-    11/1/96-    7/1/96 1-
                                                          10/31/00     10/31/99    10/31/98    10/31/97    10/31/96
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      18.91        14.57       13.72       11.01       10.00
                                                          ----------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.05         0.06        0.10        0.13        0.05
   Net realized and unrealized gains                         1.08         4.94        2.20        2.79        0.96
   Total income from investment operations                   1.13         5.00        2.30        2.92        1.01
Less distributions:
   Dividends from net investment income                     (0.04)       (0.09)      (0.12)      (0.08)         --
   Distributions from realized gains                        (1.47)       (0.57)      (1.33)      (0.13)         --
                                                          ----------------------------------------------------------
   Total distributions                                      (1.51)       (0.66)      (1.45)      (0.21)         --
                                                          ----------------------------------------------------------
Net asset value at end of period                            18.53        18.91       14.57       13.72       11.01
                                                          ==========================================================
Total return (%)                                             5.75        35.20       18.37       26.83       10.10 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                          0.75 4       0.75        0.75        0.74        0.75 3
Expense reductions reflected in above ratio                  0.11         0.18        0.37        0.41        0.76 3
Ratio of net investment income to
 average net assets                                          0.29         0.34        0.70        1.04        1.41 3
Portfolio turnover rate                                        96           99         115         120          33
Net assets, end of period ($ x 1,000,000)                     342          289         192         150          98

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.


                           QUANTITATIVE/SECTOR FUNDS

SCHWAB
FOCUS FUNDS

ABOUT THE FUNDS



The Schwab Focus Funds share the same basic INVESTMENT APPROACH. Each fund seeks long-term capital growth by investing in companies in a particular economic sector.

Each fund selects from a base universe of stocks issued by the 2,000 LARGEST COMPANIES (as measured by market capitalization) incorporated in the United States, plus any smaller or foreign stocks that are not among these 2,000 but are included in the S&P 500(R) Index. The Communications Focus Fund also may include in its base universe foreign stocks not included in the S&P 500.

The investment adviser for the funds has identified a series of SECTOR-SPECIFIC factors that historically have signaled superior long-term PERFORMANCE, such as earnings, cash flow, sales and market value. A sophisticated QUANTITATIVE
MODEL sorts the base universe by sector, screens each stock for fundamental and technical factors and assigns weightings to help the adviser construct the portfolios. However, in seeking to lock in gains, limit losses or otherwise maximize a fund's RISK-ADJUSTED RETURN, the adviser may adjust the model's output. The adviser periodically reviews the factors used by the model, and may enhance or change them to incorporate the results of NEW RESEARCH. If a stock no longer meets the model's investment criteria, the fund may sell it.

Each of the funds is designed for LONG-TERM INVESTORS. The funds' performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

                            QUANTITATIVE/SECTOR FUNDS

COMMUNICATIONS
FOCUS FUND

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN COMMON STOCKS AND OTHER EQUITY SECURI-TIES PRIMARILY ISSUED BY U.S. COMPANIES IN THE COMMUNICATIONS SECTOR. It is the fund's policy that under normal circumstances it will invest at least 65% of total assets in these securities; typically, the actual percentage will be considerably higher. The fund also may invest a substantial portion of its other assets in common stocks and other equity securities of foreign companies. The fund will concentrate its investments in securities of companies in the communications sector.

The fund expects to invest in all of the types of companies in the communications sector (see sidebar). The investment adviser chooses the fund's stocks as described in "About the Funds."

The fund may invest in futures contracts, exchange-traded funds and depositary receipts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

TICKER SYMBOL

SWCFX


THE COMMUNICATIONS SECTOR

The U.S. and foreign economies can be divided into sectors, each consisting of a number of related industries. The communications sector includes these types of companies:

- companies involved in telecommunications research, distribution, sales or service

-    media companies, including radio and television

-    telecommunications equipment makers

- telephone service providers, including providers of local, long-distance, cellular and paging services

In determining whether a company falls within the sector, the fund considers the amount of the company's assets devoted to, and sales and operating income derived from, the sector.

     Investors who believe that communications firms may be a good long-term investment and are able to accept the risks may want to consider this fund.
--------------------------------------------------------------------------------
PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.
--------------------------------------------------------------------------------

                            QUANTITATIVE/SECTOR FUNDS

COMMUNICATIONS FOCUS FUND

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market wide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market (for example, rising oil prices may lead to a decline in airline stocks).

BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of communications companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges posed by joint ventures and mergers between U.S. and foreign firms. Because the fund uses an active model, it could underperform its sector as measured by a sector-specific index. The fund may take only limited steps to reduce sector exposure or to lessen the effects of a declining market. Also, because the fund may invest a substantial portion of its assets in securities of foreign companies, the fund is subject to special risks, such as: changes in currency exchange rates (which can erode market gains or widen losses); lower liquidity; lack of reliable company information; political or economic instability; different accounting methods; and governmental interference associated with some foreign markets.

RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest a larger portion of its assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.

THE FUND'S MANAGEMENT MODEL IS BASED ON MARKET HISTORY. If the model fails to capture shifts in market dynamics, or if adjustments to the model do not produce the results expected, fund performance could suffer.

THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.

OTHER RISK FACTORS
--------------------------------------------------------------------------------

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund may use to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.

Depositary receipts (which represent ownership in a group of stocks or a single stock) may trade at a discount. If the fund invests in any depositary receipts, this could mean that the fund would not be able to realize the full market value of its underlying securities.

Depositary receipts, such as ADRs, can represent ownership of foreign stocks.
--------------------------------------------------------------------------------

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)
--------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell within 180 days of buying them,
and paid directly to the fund                                              0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.54
Distribution (12b-1) fees                                                  None
Other expenses                                                             1.17
                                                                          ------
Total annual operating expenses                                            1.71

EXPENSE REDUCTION                                                         (0.82)
                                                                          ------
NET OPERATING EXPENSES*                                                    0.89
                                                                          ======

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                                                             1 YEAR      3 YEARS
--------------------------------------------------------------------------------
                                                               $91         $460

* Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).
--------------------------------------------------------------------------------

                            QUANTITATIVE/SECTOR FUNDS

                                                                TICKER SYMBOL

                                                                SWFFX
FINANCIAL SERVICES
FOCUS FUND

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN COMMON STOCKS AND OTHER EQUITY SECURI-TIES PRIMARILY ISSUED BY U.S. COMPANIES IN THE FINANCIAL SERVICES SECTOR. It is the fund's policy that under normal circumstances it will invest at least 65% of total assets in these securities; typically, the actual percentage will be considerably higher. The fund also may invest in common stocks and other equity securities of foreign companies. The fund will concentrate its investments in securities of companies in the financial services sector.

The fund expects to invest in all of the types of companies in the financial services sector (see sidebar). The investment adviser chooses the fund's stocks as described in "About the Funds."

The fund may invest in futures contracts, exchange-traded funds and depositary receipts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

THE FINANCIAL SERVICES SECTOR

The U.S. and foreign economies can be divided into sectors, each consisting of a number of related industries. The financial services sector includes these types of companies:

-    asset management firms

-    brokerage companies

-    commercial banks

-    financial services firms

-    insurance companies

-    real estate investment trusts (REITs)

-    savings and loan associations

In determining whether a company falls within the sector, the fund considers the amount of the company's assets devoted to, and sales and operating income derived from, the sector.

-------------------------------------------------------------------------------
PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.


-------------------------------------------------------------------------------
                            QUANTITATIVE/SECTOR FUNDS

FINANCIAL SERVICES FOCUS FUND

     This fund may appeal to long-term investors who are interested in a fund that seeks to capture the performance potential of the U.S. financial services sector.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market wide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market (for example, rising oil prices may lead to a decline in airline stocks).

BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of financial services companies may underperform the stock market as a whole, and are likely to have above average volatility. The companies in which the fund invests are affected by many of the same factors, such as legislative or regulatory changes, rising interest rates, credit losses when borrowers default, pricing pressures from increasing competition and difficulties posed by joint ventures and mergers between U.S. and foreign firms. Because the fund uses an active model, it could underperform its sector as measured by a sector-specific index. The fund may take only limited steps to reduce sector exposure or to lessen the effects of a declining market. Also, investments in foreign companies carry special risks such as: changes in currency exchange rates (which can erode market gains or widen losses); lack of reliable company information; and political or economic upheaval.

RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest a larger portion of its assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.

THE FUND'S MANAGEMENT MODEL IS BASED ON MARKET HISTORY. If the model fails to capture shifts in market dynamics, or if adjustments to the model do not produce the results expected, fund performance could suffer.

THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund may use to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.

Depositary receipts (which represent owner- ship in a group of stocks) may trade at a discount. If the fund invests in any depositary receipts, this could mean that the fund would not be able to realize the full market value of its underlying securities.

-------------------------------------------------------------------------------
FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)
--------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell within 180 days of buying them,
and paid directly to the fund                                              0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.54
Distribution (12b-1) fees                                                  None
Other expenses                                                             1.45
                                                                          ------
Total annual operating expenses                                            1.99

EXPENSE REDUCTION                                                         (1.10)
                                                                          ------
NET OPERATING EXPENSES*                                                    0.89
                                                                          ======

* Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                                                            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
                                                              $91          $519

-------------------------------------------------------------------------------
                            QUANTITATIVE/SECTOR FUNDS

                                                                TICKER SYMBOL

                                                                SWHFX
HEALTH CARE
FOCUS FUND


THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN COMMON STOCKS AND OTHER EQUITY SECURI-TIES PRIMARILY ISSUED BY U.S. COMPANIES IN THE HEALTH CARE SECTOR. It is the fund's policy that under normal circumstances it will invest at least 65% of total assets in these securities; typically, the actual percentage will be considerably higher. The fund also may invest in common stocks and other equity securities of foreign companies. The fund will concentrate its investments in securities of companies in the health care sector.

The fund expects to invest in all of the types of companies in the health care sector (see sidebar). The investment adviser chooses the fund's stocks as described in "About the Funds."

The fund may invest in futures contracts, exchange-traded funds and depositary receipts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

THE HEALTH CARE SECTOR

The U.S. and foreign economies can be divided into sectors, each consisting of a number of related industries. The health care sector includes these types of companies:

-    drug and biotechnology companies

-    health care facilities operators

-    medical product manufacturers and suppliers

-    medical providers

-    medical services firms

In determining whether a company falls within the sector, the fund considers the amount of the company's assets devoted to, and sales and operating income derived from, the sector.

     Investors who believe that U.S. health care companies may show potential long-term growth may want to consider this fund.

-------------------------------------------------------------------------------
PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.

-------------------------------------------------------------------------------
                            QUANTITATIVE/SECTOR FUNDS

                                                          HEALTH CARE FOCUS FUND

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market wide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market (for example, rising oil prices may lead to a decline in airline stocks).

BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of health care companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as legislative or regulatory changes, failure to win government approval for new products, rapid product obsolescence and the high costs of liability should a product or service prove harmful, intense competition for market share and difficulties posed by joint ventures and mergers between U.S. and foreign firms. Because the fund uses an active model, it could underperform its sector as measured by a sector-specific index. The fund may take only limited steps to reduce sector exposure or to lessen the effects of a declining market. Also, investments in foreign companies carry special risks such as: changes in currency exchange rates (which can erode market gains or widen losses); lack of reliable company information; and political or economic upheaval.

RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest a larger portion of its assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.

THE FUND'S MANAGEMENT MODEL IS BASED ON MARKET HISTORY. If the model fails to capture shifts in market dynamics, or if adjustments to the model do not produce the results expected, fund performance could suffer.

THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund may use to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.

Depositary receipts (which represent ownership in a group of stocks) may trade at a discount. If the fund invests in any depositary receipts, this could mean that the fund would not be able to realize the full market value of its underlying securities.
--------------------------------------------------------------------------------

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)
--------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell within 180 days of buying them,
and paid directly to the fund                                              0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.54
Distribution (12b-1) fees                                                  None
Other expenses                                                             1.50
                                                                          ------
Total annual operating expenses                                            2.04

EXPENSE REDUCTION                                                         (1.15)
                                                                          ------
NET OPERATING EXPENSES*                                                    0.89
                                                                          ======

* Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT

                                                           1 YEAR        3 YEARS
--------------------------------------------------------------------------------
                                                            $91           $529
--------------------------------------------------------------------------------

                            QUANTITATIVE/SECTOR FUNDS

                                                                TICKER SYMBOL

                                                                SWTFX
TECHNOLOGY
FOCUS FUND

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN COMMON STOCKS AND OTHER EQUITY SECURI-TIES PRIMARILY ISSUED BY U.S. COMPANIES IN THE TECHNOLOGY SECTOR. It is the fund's policy that under normal circumstances it will invest at least 65% of total assets in these securities; typically, the actual percentage will be considerably higher. The fund may also invest in common stocks and other equity securities of foreign companies. The fund will concentrate its investments in securities of companies in the technology sector.

The fund expects to invest in all of the types of companies in the technology sector (see sidebar). The investment adviser chooses the fund's stocks as described in "About the Funds".

The fund may invest in futures contracts, exchange-traded funds and depositary receipts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.


THE TECHNOLOGY SECTOR

The U.S. and foreign economies can be divided into sectors, each consisting of a number of related industries. The technology sector includes these types of companies:

-    companies involved in technology research, distribution, sales or service

-    computer hardware and software makers

-    defense and aerospace contractors

-    electronic equipment makers

-    Internet equipment and service providers

-    office equipment makers

-    semiconductor makers

In determining whether a company falls within the sector, the fund considers the amount of the company's assets devoted to, and sales and operating income derived from, the sector.

     This fund is designed for long-term investors seeking a way to gain exposure to the technology segment of the U.S. economy



--------------------------------------------------------------------------------
PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.

--------------------------------------------------------------------------------
                            QUANTITATIVE/SECTOR FUNDS

                                                           TECHNOLOGY FOCUS FUND

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market wide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market (for example, rising oil prices may lead to a decline in airline stocks).

BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of technology companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as intense price competition, difficulties bringing products to market, product obsolescence caused by competitor innovations, stock prices that are unsupported by revenues, high employee turnover and high labor costs, legislative or regulatory changes, intense competition for market share and difficulties posed by joint ventures and mergers between U.S. and foreign firms. Because the fund uses an active model, it could underperform its sector as measured by a sector-specific index. The fund may take only limited steps to reduce sector exposure or to lessen the effects of a declining market. Also, investments in foreign companies carry special risks such as: changes in currency exchange rates (which can erode market gains or widen losses); lack of reliable company information; and political or economic upheaval.

RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest a larger portion of its assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.

THE FUND'S MANAGEMENT MODEL IS BASED ON MARKET HISTORY. If the model fails to capture shifts in market dynamics, or if adjustments to the model do not produce the results expected, fund performance could suffer.

THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund may use to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.

Depositary receipts (which represent owner- ship in a group of stocks) may trade at a discount. If the fund invests in any depositary receipts, this could mean that the fund would not be able to realize the full market value of its underlying securities.

--------------------------------------------------------------------------------

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)
--------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell within 180 days of buying them,
and paid directly to the fund                                              0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.54
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.98
                                                                          ------
Total annual operating expenses                                            1.52

EXPENSE REDUCTION                                                         (0.63)
                                                                          ------
NET OPERATING EXPENSES*                                                    0.89
                                                                          ======

* Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                                                           1 YEAR        3 YEARS
--------------------------------------------------------------------------------
                                                             $91           $419

--------------------------------------------------------------------------------

                            QUANTITATIVE/SECTOR FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB COMMUNICATIONS FOCUS FUND



This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).



                                                                    7/3/00 1-
                                                                     10/31/00
------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------
Net asset value at beginning of period                                10.00
                                                                     ---------
Income from investment operations:

  Net investment income                                                0.00*

  Net realized and unrealized losses                                  (1.87)
                                                                     ---------
  Total loss from investment operations                               (1.87)
                                                                     ---------
Net asset value at end of period                                       8.13
                                                                     =========
Total return (%)                                                     (18.70) 2


RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                                    0.89 3
Expense reductions reflected in above ratio                            0.82 3
Ratio of net investment income to
 average net assets                                                    0.07 3
Portfolio turnover rate                                                  45
Net assets, end of period ($ x 1,000,000)                                32


*  Per-share amount was less than $0.01.
1  Commencement of operations.
2  Not annualized.
3  Annualized.


                            QUANTITATIVE/SECTOR FUNDS

                                                            FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

SCHWAB FINANCIAL SERVICES FOCUS FUND

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                                                                  7/3/00 1-
                                                                   10/31/00
----------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------
Net asset value at beginning of period                               10.00
                                                                   ---------
Income from investment operations:
  Net investment income                                               0.04
  Net realized and unrealized gains                                   1.82
                                                                   ---------
  Total income from investment operations                             1.86
                                                                   ---------
Net asset value at end of period                                     11.86
                                                                   =========
Total return (%)                                                     18.60 2


RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                                   0.89 3
Expense reductions reflected in above ratio                           1.10 3
Ratio of net investment income to
 average net assets                                                   1.04 3
Portfolio turnover rate                                                 40
Net assets, end of period ($ x 1,000,000)                               24

1  Commencement of operations.
2  Not annualized.
3  Annualized.

                            QUANTITATIVE/SECTOR FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB HEALTH CARE FOCUS FUND



This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                               7/3/00 1-
                                                                10/31/00
-------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------
Net asset value at beginning of period                            10.00
                                                                ---------
Income from investment operations:
  Net investment income                                            0.00*
  Net realized and unrealized gains                                0.27
                                                                ---------
  Total income from investment operations                          0.27
Net asset value at end of period                                  10.27
                                                                =========
Total return (%)                                                   2.70 2

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                               0.89 3
Expense reductions reflected in above ratio                        1.15 3
Ratio of net investment loss to
  average net assets                                              (0.02)3
Portfolio turnover rate                                              41
Net assets, end of period ($ x 1,000,000)                            28

*  Per-share amount was less than $0.01.
1  Commencement of operations.
2  Not annualized.
3  Annualized.


                            QUANTITATIVE/SECTOR FUNDS

                                                            FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

SCHWAB TECHNOLOGY FOCUS FUND

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                                                               7/3/00 1-
                                                               10/31/00
-------------------------------------------------------------------------
 PER-SHARE DATA ($)
-------------------------------------------------------------------------
 Net asset value at beginning of period                          10.00
                                                               ----------
Income from investment operations:
   Net investment income                                         (0.02)
   Net realized and unrealized gains                             (1.46)
                                                               ----------
   Total income from investment operations                       (1.48)
 Net asset value at end of period                                 8.52
                                                               ==========
Total return (%)                                                (14.80) 2

 RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                               0.89 3
Expense reductions reflected in above ratio                       0.63 3
 Ratio of net investment income to
  average net assets                                             (0.63) 3
 Portfolio turnover rate                                            37
 Net assets, end of period ($ x 1,000,000)                          48

1  Commencement of operations.
2  Not annualized.
3  Annualized.


                           QUANTITATIVE/SECTOR FUNDS

                                  [BLANK PAGE]

SCHWAB
MARKETTRACK PORTFOLIOS(R)

ABOUT THE PORTFOLIOS

The Schwab MarketTrack Portfolios share the same investment approach. Each portfolio seeks to maintain a DEFINED MIX of asset classes over time, and each invests mainly in a COMBINATION of other SchwabFunds,(R) which are managed using INDEXING STRATEGIES. Each portfolio pursues a different investment goal.

This approach is intended to offer the investor key features of two types of investment strategies: asset allocation and indexing. Each portfolio's performance is a blend of the performance of different asset classes or different segments within an asset class.

Indexing, a strategy of TRACKING THE PERFORMANCE of a given market over time, involves looking to an index to determine what securities to own. By investing in a combination of index mutual funds, the portfolios can offer DIVERSIFICATION in a single investment.

The portfolios are designed for LONG-TERM INVESTORS. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

                                                                   TICKER SYMBOL

                                                                           SWEGX


SCHWAB
MARKETTRACK
ALL EQUITY PORTFOLIO

THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH THROUGH AN ALL-STOCK PORTFOLIO.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation is 100% in stock investments, with certain percentages for different segments of the stock market.

The portfolio invests in other SchwabFunds,(R) particularly three of the Equity Index Funds. These underlying funds seek to track the total returns of various stock market indices. They typically invest in the stocks included in the index they are tracking, and generally give each stock the same weight as the index does. Each underlying fund focuses on a different segment of the stock market. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION       FUND AND INDEX
--------------------------------------------------------------------------------
LARGE-CAP        Schwab S&P 500 Fund. Seeks to track the S&P 500(R) Index, a widely recognized index maintained by Standard & Poor's that includes 500 U.S. large-cap stocks.
--------------------------------------------------------------------------------
SMALL-CAP        Schwab Small-Cap Index Fund.(R) Seeks to track the Schwab
                 Small-Cap Index,(R) which includes the second-largest 1,000
                 U.S. stocks as measured by market capitalization.
--------------------------------------------------------------------------------
INTERNATIONAL    Schwab International Index Fund.(R) Seeks to track the Schwab
                 International Index,(R) which includes the largest 350 stocks
                 (as measured by market capitalization) that are publicly traded in developed securities markets outside the United States.

The portfolio manager monitors the portfolio's holdings and cash flow and manages them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the manager may permit modest deviations from the target allocation for certain periods of time.


ASSET ALLOCATION AMONG FUNDS

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The portfolio's allocation focuses on stock investments for long-term growth. The portfolio typically does not have an investment policy that requires it to change its stock segment allocations. The portfolio seeks to remain close to the target allocations of 45% in large-cap, 30% in international and 25% in small-cap.

Because the portfolio must keep a small portion of its assets in cash for business operations, the portfolio's actual investments will be slightly less than 100% in stock funds.

     The performance information below shows you how the fund's performance compares to that of an index, which varies over time.
--------------------------------------------------------------------------------

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.

ANNUAL TOTAL RETURNS (%) as of 12/31/00

[BAR CHART]

1999                 2000
--------------------------
25.06               (8.91)


BEST QUARTER: 17.07% Q4 1999                       WORST QUARTER: -5.94% Q4 2000


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                         SINCE
                                                         1 YEAR        INCEPTION
--------------------------------------------------------------------------------
Portfolio                                                (8.91)          6.30 1

S&P 500 Index                                            (9.10)          7.88 2

1 Inception: 5/19/98.
2 From 5/19/98.


--------------------------------------------------------------------------------
                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO


    This portfolio's exposure to a broad spectrum of U.S. And international stocks makes it a good choice for long-term investors seeking a composite of U.S. And international stock market performance in a single fund.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S STOCK ALLOCATIONS CAN HAVE AN EFFECT ON RETURNS. The risks and returns of different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when segments emphasized by its target allocation are out of favor, or when stocks in general are out of favor.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH STOCK INDEX FUNDS. The portfolio's underlying stock index funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market.

THE VALUES OF CERTAIN TYPES OF STOCKS, SUCH AS SMALL-CAP STOCKS AND INTERNATIONAL STOCKS, MAY FLUCTUATE MORE WIDELY THAN OTHERS. With small-cap stocks, one reason is that their prices may be based in part on future expectations rather than current achievements. International stock investments can be affected by changes in currency exchange rates, which can erode market gains or widen market losses. Other reasons for the volatility of international markets range from a lack of reliable company information to the risk of political upheaval.

OTHER RISK FACTORS

While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index.

This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced.

The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.


--------------------------------------------------------------------------------
PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance. These fees are approximately 0.43% of the portfolio's average net assets based on current investments, and may fluctuate.


FEE TABLE(%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees*                                                           0.44
Distribution (12b-1) fees                                                  None
Other expenses*                                                            0.33
                                                                          ------
Total annual operating expenses                                            0.77

EXPENSE REDUCTION                                                         (0.27)
                                                                          ------
NET OPERATING EXPENSES**                                                   0.50
                                                                          ======

* Restated to reflect current fees and expenses.

**Guaranteed by Schwab and the investment adviser through 2/28/02
  (excluding interest, taxes and certain non-routine expenses).


Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                                       1 YEAR     3 YEARS   5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                                        $51         $219     $401         $929


--------------------------------------------------------------------------------
                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB                                                           TICKER SYMBOL
MARKETTRACK
GROWTH PORTFOLIO                                                         SWHGX

THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH WITH LESS VOLATILITY THAN AN ALL-STOCK PORTFOLIO.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes stock, bond and cash investments.

The portfolio invests mainly in other SchwabFunds,(R) particularly index funds, which seek to track the total returns of various market indices. These underlying funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION       FUND AND INDEX
LARGE-CAP        Schwab S&P 500 Fund. Seeks to track the S&P 500(R) Index, a widely recognized index maintained by Standard & Poor's that includes 500 U.S. large-cap stocks.

SMALL-CAP        Schwab Small-Cap Index Fund.(R) Seeks to track the Schwab
                 Small-Cap Index,(R) which includes the second-largest 1,000
                 U.S. stocks as measured by market capitalization.

INTERNATIONAL    Schwab International Index Fund.(R) Seeks to track the Schwab
                 International Index,(R) which includes the largest 350 stocks
                 (as measured by market capitalization) that are publicly traded in developed securities markets outside the United States.

BOND             Schwab Total Bond Market Index Fund. Seeks to track the Lehman
                 Brothers Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Growth Portfolio's allocation focuses on stock investments, while including some bonds and cash investments to reduce volatility. The portfolio typically does not have an investment policy that requires it to change its asset allocations for purposes of investment strategy and seeks to remain close to the target allocations of 80% stocks, 15% bonds and 5% cash.

The stock allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap and 20% for international.

     The performance information below shows you how performance has varied from year to year and how it averages out over time.

--------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.

ANNUAL TOTAL RETURNS (%) as of 12/31/00

[BAR CHART]

------------------------------------------------------------------------------
96                                                                      14.49
97                                                                      21.00
98                                                                      15.17
99                                                                      19.36
00                                                                      (4.81)


BEST QUARTER: 15.70% Q4 1998                      WORST QUARTER: -10.55% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                         SINCE
                             1 YEAR                5 YEARS             INCEPTION
--------------------------------------------------------------------------------
Portfolio                    (4.81)                 12.64               12.97 1

S&P 500 Index                (9.10)                 18.33               18.56 2

Lehman Brothers
Aggregate Bond Index         11.63                   6.46                6.75 2


1 Inception: 11/20/95.
2 From 11/20/95.

--------------------------------------------------------------------------------
                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

                                             SCHWAB MARKETTRACK GROWTH PORTFOLIO

     By emphasizing stocks while including other investments to temper market risk, this portfolio could be appropriate for investors seeking attractive long-term growth with potentially lower volatility.

MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S ASSET AND STOCK ALLOCATIONS CAN HAVE AN EFFECT ON RETURNS. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when the types of stocks favored by its target allocation are out of favor, or when stocks in general are out of favor.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH STOCK INDEX FUNDS. The portfolio's underlying stock index funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market.

THE VALUES OF CERTAIN TYPES OF STOCKS, SUCH AS SMALL-CAP STOCKS AND INTERNATIONAL STOCKS, MAY FLUCTUATE MORE WIDELY THAN OTHERS. With small-cap stocks, one reason is that their prices may be based in part on future expectations rather than current achievements. International stock investments can be affected by changes in currency exchange rates, which can erode market gains or widen market losses. Other reasons for the volatility of international markets range from a lack of reliable company information to the risk of political upheaval.

OTHER RISK FACTORS

For the portion of the portfolio's assets that are invested in the bond market, a major risk is that bond prices generally fall when interest rates rise. Portfolio performance also could be affected if bonds held by the underlying funds go into default. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.

While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index.

This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced.

The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

--------------------------------------------------------------------------------
PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance. These fees are approximately 0.30% of the portfolio's average net assets based on current investments, and may fluctuate.


FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.44
Distribution (12b-1) fees                                                  None
Other expenses*                                                            0.31
                                                                          -----
Total annual operating expenses                                            0.75
EXPENSE REDUCTION                                                         (0.25)
                                                                          -----
NET OPERATING EXPENSES**                                                   0.50
                                                                          =====

* Restated to reflect current fees and expenses.

**Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                                       1 YEAR    3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
                                        $51       $215        $392        $907

--------------------------------------------------------------------------------

                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

                                                                TICKER SYMBOL

                                                                SWBGX
SCHWAB
MARKETTRACK
BALANCED PORTFOLIO

THE PORTFOLIO SEEKS BOTH CAPITAL GROWTH AND INCOME.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes bond, stock and cash investments.

The portfolio invests mainly in other SchwabFunds,(R) particularly index funds, which seek to track the total returns of various market indices. These underlying funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION        FUND AND INDEX
--------------------------------------------------------------------------------
LARGE-CAP         Schwab S&P 500 Fund. Seeks to track the S&P 500(R) Index, a widely recognized index maintained by Standard & Poor's that includes 500 U.S. large-cap stocks.
--------------------------------------------------------------------------------
SMALL-CAP         Schwab Small-Cap Index Fund.(R) Seeks to track the Schwab
                  Small-Cap Index,(R) which includes the second-largest 1,000
                  U.S. stocks as measured by market capitalization.
--------------------------------------------------------------------------------
INTERNATIONAL     Schwab International Index Fund.(R) Seeks to track the Schwab
                  International Index,(R) which includes the largest 350 stocks
                  (as measured by market capitalization) that are publicly
                  traded in developed securities markets outside the United
                  States.
--------------------------------------------------------------------------------
BOND              Schwab Total Bond Market Index Fund. Seeks to track the Lehman
                  Brothers Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Balanced Portfolio's allocation is weighted toward stock investments, while including substantial bond investments to add income and reduce volatility. The portfolio typically does not have an investment policy that requires it to change its asset allocations for purposes of investment strategy and seeks to remain close to the target allocations of 60% stocks, 35% bonds and 5% cash.

The stock allocation is further divided into three segments: 30% of assets for large-cap, 15% for small-cap and 15% for international. The performance information below shows you how performance has varied from year to year and how it averages out over time.

--------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

96                                                                   11.15
97                                                                   17.76
98                                                                   13.67
99                                                                   14.00
00                                                                   (1.03)


BEST QUARTER: 11.81% Q4 1998                       WORST QUARTER: -6.85% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                         SINCE
                              1 YEAR             5 YEARS               INCEPTION
--------------------------------------------------------------------------------
Portfolio                     (1.03)              10.92                 11.24  1

S&P 500 Index                 (9.10)              18.33                 18.56  2

Lehman Brothers
Aggregate Bond Index          11.63                6.46                  6.75  2


1 Inception: 11/20/95.
2 From 11/20/95.

--------------------------------------------------------------------------------
                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

                                           SCHWAB MARKETTRACK BALANCED PORTFOLIO

     With a blend of asset types that modestly favors stocks, this portfolio may be suitable for intermediate-term investors or for long-term investors with moderate sensitivity to risk.

MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S ASSET AND STOCK ALLOCATIONS CAN HAVE A SUBSTANTIAL EFFECT ON PERFORMANCE. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because it intends to maintain substantial exposure to stocks as well as bonds, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, it could underperform any asset allocation funds that underweight asset classes or types of stocks that perform poorly during a given period.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH INDEX FUNDS. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market. The values of certain types of stocks, such as small-cap stocks and international stocks, may fluctuate more widely than others.

BOND PRICES GENERALLY FALL WHEN INTEREST RATES RISE, WHICH CAN AFFECT THE BOND PORTION OF THE PORTFOLIO. This risk is generally greater for bond investments with longer maturities. Portfolio performance also could be affected if bonds held by the underlying funds go into default. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.

OTHER RISK FACTORS

While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index.

This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced.

The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

--------------------------------------------------------------------------------

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance. These fees are approximately 0.32% of the portfolio's average net assets based on current investments, and may fluctuate.


FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees*                                                           0.44
Distribution (12b-1) fees                                                  None
Other expenses*                                                            0.31
                                                                          ------
Total annual operating expenses                                            0.75
EXPENSE REDUCTION                                                         (0.25)
                                                                          ------
NET OPERATING EXPENSES**                                                   0.50
                                                                          ======

* Restated to reflect current fees and expenses.

**Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                                       1 YEAR     3 YEARS   5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                                         $51       $215      $392         $907

--------------------------------------------------------------------------------


                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

                                                                TICKER SYMBOL

                                                                SWCGX
SCHWAB
MARKETTRACK
CONSERVATIVE PORTFOLIO

THE PORTFOLIO SEEKS INCOME AND MORE GROWTH POTENTIAL THAN AN ALL-BOND PORTFOLIO.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes bond, stock and cash investments.

The portfolio invests mainly in other SchwabFunds,(R) particularly index funds, which seek to track the total returns of various market indices. These underlying funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION       FUND AND INDEX
--------------------------------------------------------------------------------
LARGE-CAP        Schwab S&P 500 Fund. Seeks to track the S&P 500(R) Index, a widely recognized index maintained by Standard & Poor's that includes 500 U.S. large-cap stocks.
--------------------------------------------------------------------------------
SMALL-CAP        Schwab Small-Cap Index Fund.(R) Seeks to track the Schwab
                 Small-Cap Index,(R) which includes the second-largest 1,000
                 U.S. stocks as measured by market capitalization.
--------------------------------------------------------------------------------
INTERNATIONAL    Schwab International Index Fund.(R) Seeks to track the Schwab
                 International Index,(R) which includes the largest 350 stocks
                 (as measured by market capitalization) that are publicly traded in developed securities markets outside the United States.
--------------------------------------------------------------------------------
BOND             Schwab Total Bond Market Index Fund. Seeks to track the Lehman
                 Brothers Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.

ASSET ALLOCATION
Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Conservative Portfolio's allocation is weighted toward bond investments, while including substantial stock investments for long-term growth. The portfolio typically does not have an investment policy that requires it to change its asset allocations for purposes of investment strategy and seeks to remain close to the target allocations of 55% bonds, 40% stocks and 5% cash.

The stock allocation is further divided into three segments: 20% of assets for large-cap, 10% for small-cap and 10% for international.

     The performance information below shows you how performance has varied from year to year and how it averages out over time.


--------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.

ANNUAL TOTAL RETURNS (%) as of 12/31
[BAR CHART]

------------------------------------------------------------------------------
96                                                                     8.14
97                                                                    14.71
98                                                                    11.56
99                                                                     8.70
00                                                                     2.71


BEST QUARTER: 8.49% Q2 1997                        WORST QUARTER: -3.35% Q3 1998


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                         SINCE
                                   1 YEAR           5 YEARS            INCEPTION
--------------------------------------------------------------------------------
Portfolio                           2.71              9.09               9.38 1
Lehman Brothers
Aggregate Bond Index               11.63              6.46               6.75 2
S&P 500 Index                      (9.10)            18.33              18.56 2

1 Inception: 11/20/95.
2 From 11/20/95.

--------------------------------------------------------------------------------
                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

     Conservative investors and investors with shorter time horizons are among those for whom this portfolio was created.

MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S ASSET AND STOCK ALLOCATIONS CAN HAVE A SUBSTANTIAL EFFECT ON PERFORMANCE. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because it intends to maintain substantial exposure to stocks as well as bonds, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, it could underperform any asset allocation funds that underweight asset classes or types of stocks that perform poorly during a given period.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH INDEX FUNDS. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

BOND PRICES GENERALLY FALL WHEN INTEREST RATES RISE, WHICH CAN AFFECT THE BOND PORTION OF THE PORTFOLIO. This risk is generally greater for bond investments with longer maturities. Portfolio performance also could be affected if bonds held by the underlying funds go into default. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market. Also, the values of certain types of stocks, such as small-cap stocks and international stocks, may fluctuate more widely than others.

OTHER RISK FACTORS
While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index.

This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

--------------------------------------------------------------------------------
PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance. These fees are approximately 0.33% of the portfolio's average net assets based on current investments, and may fluctuate.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees*                                                           0.44
Distribution (12b-1) fees                                                  None
Other expenses*                                                            0.33
                                                                          ------
Total annual operating expenses                                            0.77
EXPENSE REDUCTION                                                         (0.27)
                                                                          ------
NET OPERATING EXPENSES**                                                   0.50
                                                                          ======

* Restated to reflect current fees and expenses.

**Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).



Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                               1 YEAR       3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                                $51           $219        $401            $929

--------------------------------------------------------------------------------

                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

\FINANCIAL HIGHLIGHTS

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                         11/1/99-        11/1/98-         5/19/98*-
                                                         10/31/00        10/31/99         10/31/98
----------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     11.48            9.28           10.00
                                                         -------------------------------------------
Income from investment operations:
   Net investment income (loss)                             0.04            0.03           (0.01)
   Net realized and unrealized gain (loss)
    on investments                                          0.69            2.22           (0.71)
                                                         -------------------------------------------
   Total income (loss) from investment operations           0.73            2.25           (0.72)
Less distributions:
   Dividends from net investment income                    (0.01)          (0.01)             --
   Dividends in excess of net investment income            (0.04)          (0.04)             --
   Distributions from capital gains                        (0.10)             --              --
                                                         -------------------------------------------
   Total distributions                                     (0.15)          (0.05)             --
                                                         -------------------------------------------
Net asset value at end of period                           12.06           11.48            9.28
                                                         ===========================================
Total return (%)                                            6.37           24.34           (7.20) 1

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                        0.56 3          0.54            0.39 2
Expense reductions reflected in above ratio                 0.27            0.43            0.74 2
Ratio of net investment income to
  average net assets                                        0.05            0.13           (0.36) 2
Portfolio turnover rate                                        3               6               2
Net assets, end of period ($ x 1,000,000)                    441             203             117

*  Commencement of operations
1  Not annualized.
2  Annualized.
3 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.


                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

                                                            FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

SCHWAB MARKETTRACK GROWTH PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                 11/1/99-    11/1/98-     11/1/97-    11/1/96-   11/20/95*-
                                                 10/31/00    10/31/99     10/31/98    10/31/97   10/31/96
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------

Net asset value at beginning of period             16.37      13.96        13.59       11.30       10.00
                                                 ----------------------------------------------------------
Income from investment operations:
   Net investment income                            0.22       0.18         0.16        0.17        0.19
   Net realized and unrealized gain
    on investments                                  0.94       2.48         0.99        2.32        1.13
                                                 ----------------------------------------------------------
   Total income from investment operations          1.16       2.66         1.15        2.49        1.32
Less distributions:
   Dividends from net investment income            (0.18)     (0.22)       (0.16)      (0.20)      (0.02)
   Distributions from capital gains                (0.13)     (0.03)       (0.62)         --          --
                                                 ----------------------------------------------------------
   Total distributions                             (0.31)     (0.25)       (0.78)      (0.20)      (0.02)
                                                 ----------------------------------------------------------
Net asset value at end of period                   17.22      16.37        13.96       13.59       11.30
                                                 ==========================================================
Total return (%)                                    7.08      19.24         8.85       22.33       13.24 1

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                 0.56 3     0.58         0.60        0.75        0.89 2

Expense reductions reflected in above ratio         0.25       0.33         0.50        0.49        0.61 2
Ratio of net investment income to
  average net assets                                1.32       1.21         1.34        1.58        2.03 2
Portfolio turnover rate                               12          7           14         113          46
Net assets, end of period ($ x 1,000,000)            566        428          276         168         106


*  Commencement of operations.
1  Not annualized.
2  Annualized.
3 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.


                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

FINANCIAL HIGHLIGHTS

SCHWAB MARKETTRACK BALANCED PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                 11/1/99-     11/1/98-    11/1/97-    11/1/96-    11/20/95*-
                                                 10/31/00     10/31/99    10/31/98    10/31/97    10/31/96
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            14.85        13.39       12.82       11.05       10.00
                                                 -----------------------------------------------------------
Income from investment operations:
  Net investment income                            0.36         0.29        0.25        0.22        0.25
  Net realized and unrealized gain
   on investments                                  0.69         1.57        0.86        1.78        0.83
                                                 -----------------------------------------------------------
  Total income from investment operations          1.05         1.86        1.11        2.00        1.08
Less distributions:

  Dividends from net investment income            (0.28)       (0.33)      (0.23)      (0.23)      (0.03)
  Distributions  from capital gains               (0.09)       (0.07)      (0.31)         --          --
                                                 -----------------------------------------------------------
  Total distributions                             (0.37)       (0.40)      (0.54)      (0.23)      (0.03)
                                                 -----------------------------------------------------------
Net asset value at end of period                  15.53        14.85       13.39       12.82       11.05
                                                 ===========================================================
Total return (%)                                   7.11        14.18        9.02       18.43       10.82 1

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                0.56 3       0.58        0.59        0.78        0.89 2
Expense reductions reflected in above ratio        0.25         0.33        0.51        0.52        0.67 2
Ratio of net investment income to
 average net assets                                2.46         2.25        2.33        2.48        2.79 2
Portfolio turnover rate                              18            7          32         104          44
Net assets, end of period ($ x 1,000,000)           510          403         264         151          81

*  Commencement of operations.
1  Not annualized.
2  Annualized.
3 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.


                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

                                                            FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                        11/1/99-    11/1/98-    11/1/97-    11/1/96-    11/20/95*-
                                                        10/31/00    10/31/99    10/31/98    10/31/97    10/31/96
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   12.73        12.11       11.71       10.51       10.00
                                                        ----------------------------------------------------------
Income from investment operations:
   Net investment income                                  0.47         0.41        0.35        0.35        0.33
   Net realized and unrealized gain
    on investments                                        0.41         0.68        0.64        1.21        0.48
                                                        ----------------------------------------------------------
   Total income from investment operations                0.88         1.09        0.99        1.56        0.81
Less distributions:
   Dividends from net investment income                  (0.46)       (0.40)      (0.35)      (0.36)      (0.30)
   Distributions from capital gains                      (0.03)       (0.07)      (0.24)         --          --
                                                        ----------------------------------------------------------
   Total distributions                                   (0.49)       (0.47)      (0.59)      (0.36)      (0.30)
                                                        ----------------------------------------------------------
Net asset value at end of period                         13.12        12.73       12.11       11.71       10.51
                                                        ==========================================================
Total return (%)                                          6.92         9.13        8.64       15.12        8.18 1

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                       0.56 3       0.57        0.58        0.81        0.89 2
Expense reductions reflected in above ratio               0.27         0.35        0.64        0.84        1.16 2
Ratio of net investment income to
 average net assets                                       3.58         3.28        3.26        3.40        3.49 2
Portfolio turnover rate                                     16            8          58         104          64
Net assets, end of period ($ x 1,000,000)                  194          167         115          41          22


*  Commencement of operations.
1  Not annualized.
2  Annualized.
3 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.


                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

                                    [BLANK]

SCHWAB

MARKETMANAGER PORTFOLIOS(R)

ABOUT THE PORTFOLIOS

The Schwab MarketManager Portfolios share a "MULTI-FUND" investment strategy. Each portfolio invests primarily in a COMBINATION of other actively managed funds. Each portfolio's mix of underlying funds is strategically chosen with a SPECIFIC GOAL in mind.

By using a multi-fund strategy, the portfolios can provide exposure to a VARIETY OF MUTUAL FUNDS in a single investment. This strategy may help to produce a high level of DIVERSIFICATION among securities and industries. As a result, the portfolios may reduce the risks associated with INVESTING in a single fund, fund company or investment style.

The portfolio manager ANALYZES ECONOMIC CONDITIONS to identify promising areas for investment. They review funds according to their investment objectives and policies, and use quantitative techniques to measure their past performance, volatility and expenses. The manager then chooses each underlying fund by ANALYZING its investment style and gaining FIRSTHAND KNOWLEDGE from its manager.

The portfolios are designed for LONG-TERM INVESTORS. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB

MARKETMANAGER                                                      TICKER SYMBOL
GROWTH PORTFOLIO
                                                                   SWOGX


THE PORTFOLIO SEEKS CAPITAL GROWTH.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN OTHER MUTUAL FUNDS, including those available through Schwab's Mutual Fund OneSource(R) service. Typically, the actual percentage is considerably higher.

The portfolio invests in stock, bond and money market funds, which the manager chooses within the framework of an asset allocation strategy. Based on analysis of economic outlooks and market conditions, the manager determines whether and how much to adjust the portfolio's allocation.

Within the stock fund allocation, the portfolio manager may allocate its investments among large-cap, small-cap and international stock funds. Within the bond fund allocation, the manager allocates investments among bond funds primarily based on the maturities and credit quality of their holdings.

In choosing the underlying funds, the portfolio manager seeks clearly defined investment strategies, strong performance histories and stable management, among other criteria. As of 10/31/00, the portfolio included 42 underlying funds. The portfolio's turnover rate reflects portfolio changes to take advantage of market volatility.

     The performance information below shows you how performance has varied from year to year and how it averages out over time.

ASSET ALLOCATION AMONG FUNDS

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Growth Portfolio's allocation is designed to provide the growth opportunities of stock investing while tempering volatility with bond and money market funds. Over the long term, the portfolio will generally reflect its target allocation, as shown below.


The table also shows the highest and lowest allocations the portfolio could assign for each type of fund. The portfolio has the flexibility to adjust its allocations of large-cap, small-cap and international stock funds as well.

                                                TARGET                ALLOCATION
                                            ALLOCATION               FLEXIBILITY
--------------------------------------------------------------------------------
STOCK FUNDS                                        80%                  65 - 95%
     large-cap                                     35%
     small-cap                                     20%
     international                                 25%

BOND FUNDS                                         15%                   0 - 30%

MONEY MARKET FUNDS                                  5%                   0 - 35%

--------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

97                                                          18.36
98                                                          15.15
99                                                          35.65
00                                                         (11.97)

BEST QUARTER: 25.72% Q4 1999       WORST QUARTER: -11.73% Q3 1998


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                          SINCE
                                                   1 YEAR             INCEPTION
--------------------------------------------------------------------------------
Portfolio                                         (11.97)                12.76 1

S&P 500(R) Index                                   (9.10)                16.85 2

Lehman Brothers
Aggregate Bond Index                               11.63                  6.90 2

1   Inception: 11/18/96.

2   From 11/18/96.
--------------------------------------------------------------------------------

                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETMANAGER GROWTH PORTFOLIO

     When you are investing for the long term, a portfolio that emphasizes stock investments in its asset allocation may make sense for you.

MAIN RISKS

THE STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S PARTICULAR ASSET ALLOCATION CAN HAVE AN EFFECT ON PERFORMANCE. The portfolio's neutral allocation is designed with long-term performance in mind, and does not ensure any particular type of performance over the short term. Because the risks and returns of different asset classes can vary widely over both the long term and the short term, the portfolio's performance could suffer if a particular asset class does not perform as expected.

MANY OF THE RISKS OF THIS PORTFOLIO ARE THOSE ASSOCIATED WITH STOCK FUNDS. The same factors that affect stock market performance generally affect stock funds. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market. The values of certain types of stocks, such as small-cap stocks and international stocks, may fluctuate more widely than others.

TO THE EXTENT THAT THE PORTFOLIO INVESTS IN BOND FUNDS, A MAJOR RISK IS THAT BOND PRICES GENERALLY FALL WHEN INTEREST RATES RISE. Underlying funds that focus on bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if bonds held by the underlying funds go into default. To minimize this risk, the portfolio intends to invest in bond funds that invest primarily in investment-grade quality debt securities. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.

OTHER RISK FACTORS

Because the portfolio manager has no control over the management of the underlying funds, decisions made by the underlying funds' manager could change the portfolio's effective asset allocation or hurt its performance.

For example, if the manager of the underlying funds tended to favor cash, the portfolio's exposure to the stock market would be lowered. Similarly, if underlying funds make investments that don't perform as expected, the portfolio's performance could be affected.

Additionally, the portfolio may actively buy and sell underlying fund shares, which will increase its portfolio turnover rate, and increase the likelihood of capital gain distributions.

-------------------------------------------------------------------------------

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                        None

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                         0.54

Distribution (12b-1) fees                                               None

Other expenses*                                                         0.34
                                                                     --------
Total annual operating expenses                                         0.88


EXPENSE REDUCTION                                                      (0.38)
                                                                     --------

NET OPERATING EXPENSES**                                                0.50
                                                                     ========

*  Restated to reflect current expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

1 YEAR                 3 YEARS               5 YEARS                 10 YEARS
--------------------------------------------------------------------------------
  $51                    $243                  $450                   $1,049

-------------------------------------------------------------------------------


                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB                                                            TICKER SYMBOL

MARKETMANAGER                                                     SWOBX
BALANCED PORTFOLIO


THE PORTFOLIO SEEKS CAPITAL GROWTH AND INCOME.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN OTHER MUTUAL FUNDS, including those available through Schwab's Mutual Fund OneSource(R) service. Typically, the actual percentage is considerably higher.

The portfolio invests in stock, bond and money market funds, which the manager chooses within the framework of an asset allocation strategy. Based on analysis of economic outlooks and market conditions, the manager determines whether and how much to adjust the portfolio's allocation.

Within the stock fund allocation, the portfolio manager may allocate its investments among large-cap, small-cap and international stock funds. Within the bond fund allocation, the manager allocates investments among bond funds primarily based on the maturities and credit quality of their holdings.

In choosing the underlying funds, the portfolio manager seeks clearly defined investment strategies, strong performance histories and stable management, among other criteria. As of 10/31/00, the portfolio included 40 underlying funds. The portfolio's turnover rate reflects portfolio changes to take advantage of market volatility.


ASSET ALLOCATION AMONG FUNDS

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Balanced Portfolio's allocation is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bond and money market funds. Over the long term, the portfolio will generally reflect its target allocation, as shown below.

The table also shows the highest and lowest allocations the portfolio could assign for each type of fund. The portfolio has the flexibility to adjust its allocations of large-cap, small-cap and international stock funds as well.

                                                 TARGET               ALLOCATION
                                             ALLOCATION              FLEXIBILITY
--------------------------------------------------------------------------------
STOCK FUNDS                                         60%                 50 - 70%
     large-cap                                      30%
     small-cap                                      15%
     international                                  15%

BOND FUNDS                                          35%                 25 - 45%

MONEY MARKET FUNDS                                   5%                  0 - 25%

-------------------------------------------------------------------------------

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

97                                                         16.51
98                                                         13.59
99                                                         25.77
00                                                         (5.16)

 BEST QUARTER: 18.58% Q4 1999       WORST QUARTER: -8.16% Q3 1998


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                          SINCE
                                                         1 YEAR       INCEPTION
--------------------------------------------------------------------------------
Portfolio                                                (5.16)          11.88 1

S&P 500(R) Index                                         (9.10)          16.85 2

Lehman Brothers
Aggregate Bond Index                                      11.63           6.90 2

1   Inception: 11/18/96.

2   From 11/18/96

-------------------------------------------------------------------------------

                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETMANAGER BALANCED PORTFOLIO

     Long-term investors seeking a blend of growth and income investments may want to consider this portfolio.

MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S PARTICULAR ASSET ALLOCATION CAN HAVE A SIGNIFICANT EFFECT ON PERFORMANCE. The portfolio's neutral allocation is designed with long-term performance in mind, and does not ensure any particular type of performance over the short term. Because the risks and returns of different asset classes can vary widely over both the long term and the short term, the portfolio's performance could suffer if a particular asset class does not perform as expected.

TO THE EXTENT THAT THE PORTFOLIO HAS EXPOSURE TO A GIVEN TYPE OF MUTUAL FUND, IT TAKES ON THE ASSOCIATED RISKS. The same factors that affect stock market performance generally affect stock funds. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. The values of certain types of stocks, such as small-cap stocks or international stocks, may fluctuate more widely in price than others.

WITH BOND FUNDS, ONE MAJOR RISK IS THAT BOND PRICES GENERALLY FALL WHEN INTEREST RATES RISE. Underlying funds that focus on bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if bonds held by its underlying funds go into default. Economic conditions can cause bond markets to fall in anticipation of greater risk of default, in which case funds that emphasize lower-quality bonds could suffer disproportionate losses. To minimize this risk, the portfolio intends to invest primarily in bond funds that invest primarily in investment-grade quality debt securities. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.

OTHER RISK FACTORS

Because the portfolio manager has no control over the management of the underlying funds, decisions made by the underlying funds' manager could change the portfolio's effective asset allocation or hurt its performance.

For example, if the manager of the underlying funds tended to favor cash, the portfolio's exposure to the stock market would be lowered. Similarly, if underlying funds make investments that don't perform as expected, the portfolio's performance could be affected.

Additionally, the portfolio may actively buy and sell underlying fund shares, which will increase its portfolio turnover rate, and increase the likelihood of capital gain distributions.
-------------------------------------------------------------------------------

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                        None

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                         0.54

Distribution (12b-1) fees                                               None

Other expenses*                                                         0.35
                                                                       ------
Total annual operating expenses                                         0.89


EXPENSE REDUCTION                                                      (0.39)
                                                                       ------
NET OPERATING EXPENSES**                                                0.50
                                                                       ======

*  Restated to reflect current expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

1 YEAR                  3 YEARS                5 YEARS                  10 YEARS
--------------------------------------------------------------------------------
  $51                     $245                   $455                    $1,060

-------------------------------------------------------------------------------

                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB                                                             TICKER SYMBOL

MARKETMANAGER                                                      SWOSX
SMALL CAP PORTFOLIO

THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN OTHER MUTUAL FUNDS, including those available through Schwab's Mutual Fund OneSource(R) service. The portfolio also has a policy of investing at least 65% of total assets in small-cap stock funds. Typically, the actual percentages for both policies are considerably higher.

The portfolio manager regularly reviews the small-cap segment of the market to identify sectors or industries that offer the greatest potential for growth. The manager then screens the universe of small-cap funds based on a combination of quantitative measures -- past performance, volatility, expenses -- and qualitative evaluations of their investment objectives, management teams and current holdings.

The portfolio manager meets frequently with the management teams of those small-cap funds that satisfy the screening criteria in order to gain a more complete understanding of their investment styles and strategies. In choosing the underlying funds, the portfolio manager seeks clearly defined investment strategies, strong performance histories and stable management, among other criteria. As of 10/31/00, the portfolio included 24 underlying funds. The portfolio's turnover rate reflects portfolio changes to take advantage of market volatility.

Because the small-cap market can be volatile, the portfolio manager monitors and adjusts the portfolio as necessary. In so doing, he seeks to anticipate upcoming markets as well as respond to current conditions.


SMALL-CAP STOCKS AND CAPITAL GROWTH

Small-cap companies are those whose market capitalization places them at the smaller end of the spectrum of publicly traded companies.

There are thousands of small-cap companies, which historically have made up approximately 20% of the total U.S. market capitalization. These companies are found in every industry, although they tend to be concentrated in high-growth sectors such as technology.

Over the past 70 years, stocks of these companies have offered high long-term growth rates. At the same time, they have often been more volatile than large-cap stocks, sometimes suffering deep slumps and at other times enjoying high market enthusiasm.

     The performance information below shows you how the fund's performance compares to that of an index, which varies over time.

--------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and the index does not include any costs of investment.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

98                                                       0.61
99                                                      37.88
00                                                     (11.36)

BEST QUARTER: 24.78% Q4 1999       WORST QUARTER: -18.97% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                          SINCE
                                                         1 YEAR       INCEPTION
--------------------------------------------------------------------------------
Portfolio                                               (11.36)           6.11 1

Russell 2000 Index                                       (3.02)           3.77 2

1   Inception: 9/16/97.

2   From 9/16/97.

--------------------------------------------------------------------------------

                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETMANAGER SMALL CAP PORTFOLIO

     For the long-term investor, a small-cap stock investment can be important because of the exposure it provides to a different segment of the stock market.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE MAIN RISKS OF THIS PORTFOLIO ARE THOSE ASSOCIATED WITH SMALL-CAP STOCK FUNDS. The same factors that affect stock market performance generally affect all stock funds. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may affect stock prices in one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

HISTORICALLY, SMALL-CAP STOCK FUNDS HAVE BEEN RISKIER THAN FUNDS THAT FOCUS ON LARGE- AND MID-CAP STOCKS. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. In addition, during any period when small-cap stock funds perform less well than funds that focus on other types of stock or other types of investments -- bonds, for instance -- the portfolio's performance also will lag these investments.

OTHER RISK FACTORS

Because the portfolio manager has no control over the management of the underlying funds, decisions made by the underlying funds' manager could change the portfolio's investment profile or hurt its performance.

For example, if the manager of the underlying funds tended to favor cash, the portfolio's exposure to the stock market would be lowered. Similarly, if underlying funds make investments that don't perform as expected, the portfolio's performance could be affected.

Additionally, the portfolio may actively buy and sell underlying fund shares, which will increase its portfolio turnover rate, and increase the likelihood of capital gain distributions.

--------------------------------------------------------------------------------
PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.


FEE TABLE (%)

 SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                         None

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fees                                                         0.54

 Distribution (12b-1) fees                                               None

 Other expenses*                                                         0.37
                                                                        -----
 Total annual operating expenses                                         0.91

 EXPENSE REDUCTION                                                      (0.41)
                                                                        -----
 NET OPERATING EXPENSES**                                                0.50
                                                                        =====

*  Restated to reflect current expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
  $51                   $249                    $464                    $1,082

--------------------------------------------------------------------------------

                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB                                                             TICKER SYMBOL
MARKETMANAGER
INTERNATIONAL PORTFOLIO                                            SWOIX

THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN OTHER MUTUAL FUNDS, including those available through Schwab's Mutual Fund OneSource(R) service. The portfolio also has a policy of investing at least 65% of total assets in international stock funds. Typically, the actual percentages for both policies are considerably higher.

The portfolio manager analyzes global economic trends to target regions and countries that offer the greatest potential for growth. Based on their findings, they develop a country-by-country allocation that focuses typically on developed markets but also may include emerging markets. The manager then screens the universe of international stock funds based on a combination of quantitative measures -- past performance, volatility, expenses -- and qualitative evaluations of their investment objectives, country weightings, sector diversification, management teams and current holdings.

The portfolio manager meets frequently with the management teams of those international stock funds that satisfy the screening criteria in order to gain a more complete understanding of their investment styles and strategies. In choosing the underlying funds, the portfolio manager seeks clearly defined investment strategies, strong performance histories and stable management, among other criteria. As of 10/31/00, the portfolio included 18 underlying funds.

Because international markets can be volatile, the portfolio manager monitors and adjusts the portfolio as necessary. In so doing, he seeks to anticipate upcoming markets as well as respond to current conditions.

INTERNATIONAL STOCK FUNDS

Approximately two-thirds of the world's market opportunities lie outside the United States. These include developed countries whose securities markets are established and whose economies are industrialized, as well as emerging markets, where industrialization and securities markets are in the process of developing.

With so many opportunities available, it is difficult for any one mutual fund to maintain expertise in all industries and regions. The multi-fund approach offers a potential solution by allowing the portfolio manager to assemble a combination of underlying funds whose strengths lie in different areas.

     The performance information below shows you how performance has varied from year to year and how it averages out over time.

--------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and the index does not include any costs of investment.

ANNUAL TOTAL RETURNS (%) as of 12/31
[BAR CHART]

97                                                           6.81
98                                                          13.29
99                                                          74.82
00                                                         (14.42)

BEST QUARTER: 41.67% Q4 1999        WORST QUARTER: -16.35% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/00

                                                                        SINCE
                                                      1 YEAR        INCEPTION
--------------------------------------------------------------------------------
 Portfolio                                           (14.42)          15.98 1

 MSCI EAFE Index                                     (14.17)           7.25 2

1   Inception: 10/16/96.

2   From 10/16/96.

--------------------------------------------------------------------------------

                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETMANAGER INTERNATIONAL PORTFOLIO

     International stock funds offer access to many foreign markets that can be difficult for individual investors to reach.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE MAIN RISKS OF THIS PORTFOLIO ARE THOSE ASSOCIATED WITH INTERNATIONAL STOCK FUNDS. The same factors that affect stock market performance generally affect all stock funds. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may affect stock prices in one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

INTERNATIONAL STOCK FUNDS CARRY ADDITIONAL RISKS. Changes in currency exchange rates can erode market gains or widen market losses for the underlying funds. International markets -- even those that are well established -- are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. These risks are more significant in emerging markets, where governments may be less stable, markets less liquid and economies less highly industrialized. In addition, during any period when international stock funds perform less well than funds that focus on other types of stocks or other types of investments -- bonds, for instance -- the portfolio's performance also will lag these investments.

OTHER RISK FACTORS

Because the portfolio manager has no control over the management of the underlying funds, decisions made by the underlying funds' manager could change the portfolio's investment profile or hurt its performance.

For example, if the manager of the underlying funds tended to favor cash, the portfolio's exposure to the stock market would be lowered. Similarly, if underlying funds make investments that don't perform as expected, such as certain foreign currency transactions, the portfolio's performance could be affected.

Additionally, the portfolio may actively buy and sell underlying fund shares, which will increase its portfolio turnover rate, and increase the likelihood of capital gain distributions.

--------------------------------------------------------------------------------

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
Redemption fee, Charged only on shares you sell 180 days or
less after buying them and paid directly to the fund.                     1.50

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                           0.54

Distribution (12b-1) fees                                                 None

Other expenses*                                                           0.35
                                                                         -----
Total annual operating expenses                                           0.89

EXPENSE REDUCTION                                                        (0.39)
                                                                         -----
NET OPERATING EXPENSES**                                                  0.50
                                                                         =====

*  Restated to reflect current expenses.

** Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

1 YEAR                 3 YEARS               5 YEARS                 10 YEARS
--------------------------------------------------------------------------------
  $51                    $245                  $455                   $1,060

--------------------------------------------------------------------------------

                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

FINANCIAL HIGHLIGHTS

SCHWAB MARKETMANAGER GROWTH PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                        11/1/99-        11/1/98-         11/1/97-        11/18/96*-
                                                        10/31/00        10/31/99         10/31/98        10/31/97
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    14.06           11.43            11.60           10.00
                                                        ----------------------------------------------------------------------------
Income from investment operations:

   Net investment income                                   0.38            0.16             0.32            0.08

   Net realized and unrealized gain
     on investments                                        1.55            2.91             0.11            1.66
                                                        ----------------------------------------------------------------------------

   Total income from investment operations                 1.93            3.07             0.43            1.74

Less distributions:

   Dividends from net investment income                   (0.33)          (0.16)           (0.29)          (0.14)

   Dividends in excess of net investment income              --           (0.05)              --              --

   Distributions from capital gains                       (1.77)          (0.23)           (0.31)             --
                                                        ----------------------------------------------------------------------------

   Total distributions                                    (2.10)          (0.44)           (0.60)          (0.14)
                                                        ----------------------------------------------------------------------------

Net asset value at end of period                          13.89           14.06            11.43           11.60
                                                        ============================================================================

Total return (%)                                          12.98           27.38             3.87           17.60 1

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                        0.50 3          0.50             0.50            0.50 2

Expense reductions reflected in above ratio                0.38            0.43             0.67            0.77 2

Ratio of net investment income to
 average net assets                                        2.34            1.23             2.66            2.07 2

Portfolio turnover rate                                     179             284              384             192

Net assets, end of period ($ x 1,000,000)                   248             181              152             124

*   Commencement of operations.

1   Not annualized.

2   Annualized.

3 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.


                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

FINANCIAL HIGHLIGHTS

SCHWAB MARKETMANAGER BALANCED PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                        11/1/99 -       11/1/98 -        11/1/97 -       11/18/96* -
                                                        10/31/00        10/31/99         10/31/98        10/31/97
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    13.44           11.36            11.38           10.00
                                                        ----------------------------------------------------------------------------

Income from investment operations:

   Net investment income                                   0.45            0.27             0.36            0.17

   Net realized and unrealized gain
     on investments                                        1.18            2.11             0.18            1.34
                                                        ----------------------------------------------------------------------------

   Total income from investment operations                 1.63            2.38             0.54            1.51

Less distributions:

   Dividends from net investment income                   (0.35)          (0.28)           (0.34)          (0.13)

   Dividends in excess of net investment income              --           (0.02)              --              --

   Distributions from capital gains                       (1.28)             --            (0.22)             --
                                                        ----------------------------------------------------------------------------

   Total distributions                                    (1.63)          (0.30)           (0.56)          (0.13)
                                                        ----------------------------------------------------------------------------

Net asset value at end of period                          13.44           13.44            11.36           11.38
                                                        ============================================================================

Total return (%)                                          12.00           21.28             4.89           15.27 1


RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                        0.50 3          0.50             0.50            0.50 2

Expense reductions reflected in above ratio                0.39            0.45             0.69            0.95 2

Ratio of net investment income to
 average net assets                                        3.18            2.20             3.21            3.03 2

Portfolio turnover rate                                     114             244              353             171

Net assets, end of period ($ x 1,000,000)                   153             122               93              61

* Commencement of operations.

1   Not annualized.

2   Annualized.

3 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.


                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

FINANCIAL HIGHLIGHTS

SCHWAB MARKETMANAGER SMALL CAP PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                                                        11/1/99-        11/1/98-         11/1/97-        9/16/97*-
PER-SHARE DATA ($)                                      10/31/00        10/31/99         10/31/98        10/31/97
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    11.04            8.51             9.93           10.00
                                                        ----------------------------------------------------------------------------

Income from investment operations:

   Net investment income                                   0.39            0.24             0.21            0.02

   Net realized and unrealized gain (loss)
     on investments                                        1.30            2.34            (1.36)          (0.09)
                                                        ----------------------------------------------------------------------------

   Total income (loss) from investment operations          1.69            2.58            (1.15)          (0.07)

Less distributions:

   Dividends from net investment income                   (0.39)          (0.05)           (0.21)             --

   Dividends in excess of net investment income           (0.07)             --            (0.03)             --

   Distributions from capital gains                          --              --            (0.03)             --
                                                        ----------------------------------------------------------------------------

   Total distributions                                    (0.46)          (0.05)           (0.27)             --
                                                        ----------------------------------------------------------------------------

Net asset value at end of period                          12.27           11.04             8.51            9.93
                                                        ============================================================================

Total return (%)                                          15.17           30.38           (11.84)          (0.70) 1


RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                        0.50 3          0.50             0.50            0.50 2

Expense reductions reflected in above ratio                0.41            0.51             0.69            0.75 2

Ratio of net investment income to
 average net assets                                        2.86            2.23             2.65            1.29 2

Portfolio turnover rate                                     128             145              166              10

Net assets, end of period ($ x 1,000,000)                   162             123              129             207


*    Commencement of operations.

1    Not annualized.

2    Annualized.

3 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.


                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

FINANCIAL HIGHLIGHTS

                                                            FINANCIAL HIGHLIGHTS

SCHWAB MARKETMANAGER INTERNATIONAL PORTFOLIO


This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                        11/1/99-      11/1/98-       11/1/97-      11/1/96-      10/16/96*-
PER-SHARE DATA ($)                                      10/31/00      10/31/99       10/31/98      10/31/97      10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    14.84         10.58          10.86          9.91         10.00
                                                        ----------------------------------------------------------------------------

Income from investment operations:

   Net investment income                                   0.53          0.11           0.34          0.17            --

   Net realized and unrealized gain (loss)
     on investments                                        2.49          4.28           0.02          0.95         (0.09)
                                                        ----------------------------------------------------------------------------

   Total income (loss) from investment operations          3.02          4.39           0.36          1.12         (0.09)

Less distributions:

   Dividends from net investment income                   (0.49)        (0.11)         (0.33)        (0.17)           --

   Dividends in excess of net investment income              --         (0.02)         (0.01)           --            --

   Distributions from capital gains                       (1.84)           --          (0.30)           --            --
                                                        ----------------------------------------------------------------------------

   Total distributions                                    (2.33)        (0.13)         (0.64)        (0.17)           --
                                                        ----------------------------------------------------------------------------

Net asset value at end of period                          15.53         14.84          10.58         10.86          9.91
                                                        ============================================================================
Total return (%)                                          18.61         41.92           3.55         11.47         (0.90) 1


RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                        0.50 3        0.50           0.50          0.50          0.50 2

Expense reductions reflected in above ratio                0.39          0.47           0.70          0.80          2.91 2

Ratio of net investment income to
 average net assets                                        1.94          0.94           2.96          1.40          0.52 2

Portfolio turnover rate                                      80           249            236           179            --

Net assets, end of period ($ x 1,000,000)                   278           104             74            81            59

*   Commencement of operations.

1   Not annualized.

2   Annualized.

3 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.


                     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

                                    [BLANK]

SCHWAB

BOND INDEX FUNDS

ABOUT THE FUNDS

The funds in this prospectus share the same basic INVESTMENT STRATEGY: They are designed to track the price and yield performance of a bond index. Each fund tracks a different index.


This strategy distinguishes an index fund from an "actively managed" fund. Instead of choosing investments based on judgments about future market or interest rate movements, a portfolio manager LOOKS TO AN INDEX to determine which securities the fund should own.

By investing in bonds, the funds seek to provide CURRENT INCOME to shareholders. Each fund also seeks to lower risk by DIVERSIFYING BROADLY across the various sectors of the bond market represented in its index.

The funds are designed FOR LONG-TERM INVESTING. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


                                   BOND FUNDS

SCHWAB                                                    TICKER SYMBOL

SHORT-TERM BOND MARKET                                    SWBDX
INDEX FUND


THE FUND SEEKS CURRENT INCOME BY TRACKING THE PERFORMANCE OF THE LEHMAN BROTHERS MUTUAL FUND SHORT (1 - 5 YEAR) U.S. GOVERNMENT/CREDIT INDEX.

INDEX

THE LEHMAN BROTHERS MUTUAL FUND SHORT (1 - 5 YEAR) U.S. GOVERNMENT/CREDIT INDEX INCLUDES INVESTMENT-GRADE GOVERNMENT AND CORPORATE BONDS that are denominated in U.S. dollars and have maturities of one to five years. Investment-grade securities are rated in the four highest credit rating categories (AAA to BBB-). Bonds are represented in the index in proportion to their market value.

STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN BONDS THAT ARE INCLUDED IN THE INDEX. The fund normally invests at least 65% of total assets in these securities, and typically far more. If a portfolio security falls below investment-grade, the fund may continue to hold it if the investment adviser believes it would benefit the fund.

Because it would be impractical to invest in every bond in the index, the fund uses quantitative techniques to assemble a portfolio whose performance is expected to track that of the index. The fund seeks to remain close to the index in its dollar-weighted average duration by investing primarily in bonds that are included in the index.

Like many index funds, the fund may enter into swap agreements, in which the payment or investment performance of one security or asset is exchanged for another. The fund may also invest in convertible, preferred, variable and floating rate securities, collateralized mortgage obligations and futures contracts, and may lend securities. The fund would use these securities and techniques in seeking to enhance total return and minimize the gap between its performance and that of the index. However, because of fund expenses, the fund's performance normally is somewhat below that of the index.


SHORT-TERM BONDS

As a bond approaches maturity, its market value typically approaches its par value (the amount a bondholder receives when the bond matures). Because of this, short-term bond prices typically do not react as strongly to interest rate changes.

In exchange for this lower volatility, short-term bonds typically (though not always) offer lower yields than longer term bonds.

The index focuses on three bond market sectors, in this proportion:



BOND TYPE
----------------------------------------------
U.S. government                          60.9%
U.S. corporate                           29.4%
Dollar-denominated foreign issues         9.7%


The index has approximately 2,039 bonds and a dollar-weighted average maturity of 2.9 years. (All figures as of 8/31/2001).

     The performance information below shows you how the fund's performance compares to its index, which varies over time.
------------------------------------------------------------------------------

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

The fund adopted its current goal and strategies on 11/1/1997; performance before that time may have been different had its current goal and strategy been in place.

 ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

92                        6.08
93                        7.84
94                       (2.82)
95                       10.90
96                        4.00
97                        6.88
98                        6.96
99                        1.54
00                        9.12



BEST QUARTER: 4.32% Q3 1992                       WORST QUARTER: (2.09)% Q1 1994
YEAR-TO-DATE PERFORMANCE as of 9/30/2001: 8.03%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2000

                                                                 SINCE
                                           1 YEAR    5 YEARS   INCEPTION
------------------------------------------------------------------------
 Fund                                       9.12       5.67      5.88 1
 Lehman Brothers Mutual Fund Short
 (1-5 Year) U.S. Government/Credit Index    8.91       6.06      6.44 2

1  Inception: 11/5/1991.
2  From 11/5/1991.
------------------------------------------------------------------------------


                                   BOND FUNDS

SCHWAB SHORT-TERM BOND MARKET INDEX FUND


     Investors who are seeking a diversified source of current income and want potentially lower volatility and lower returns, compared to a long-term fund, may want to consider this fund.

MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE SHORT-TERM BOND MARKET, AS MEASURED BY THE INDEX. The fund is designed to follow the index during upturns as well as downturns. Because of its indexing strategy, the fund will not take steps to reduce market exposure or to lessen the effects of a declining market.

WHEN INTEREST RATES RISE, BOND PRICES USUALLY FALL, and with them the fund's share price. The fund's short average maturity is designed to reduce this risk, but will not eliminate it. A fall in interest rates could hurt the fund as well, by lowering its yield. This is because issuers tend to pay off their bonds when interest rates fall, often forcing the fund to reinvest in lower-yielding securities.

DIFFERENT TYPES OF BONDS CARRY DIFFERENT TYPES OF RISKS. To the extent that the fund is exposed to a given sector of the bond market, it takes on the risks of that sector. Prices of foreign bonds may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. Although the risk of default is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.


OTHER MAIN RISK FACTORS

Although the fund's main risks are those associated with its bond investments, its other investment strategies also involve risks.

For example, the fund's use of quantitative techniques may increase the gap between the performance of the fund and that of the index.

Futures contracts, which the fund uses to gain exposure to bonds for its cash balances or to enhance total return, also could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. The fund's loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

The fund also could lose money if a swap agreement doesn't perform as expected or if the counterparty to a swap agreement fails to honor the agreement.

Additionally, the fund may have a relatively high portfolio turnover rate, which could increase transaction costs and the likelihood of capital gain distributions.
-----------------------------------------------------------------------
FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

 FEE TABLE (%)

 SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                  None
 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------
 Management fees                                                  0.30
 Distribution (12b-1) fees                                        None
 Other expenses                                                   0.36
                                                                 ------
 Total annual operating expenses                                  0.66
 EXPENSE REDUCTION                                               (0.31)
                                                                 ------
 NET OPERATING EXPENSES*                                          0.35
                                                                 ======

* Guaranteed by Schwab and the investment adviser through 11/15/2002 (excluding interest, taxes and certain non-routine expenses).


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


 EXPENSES ON A $10,000 INVESTMENT

               1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------
                $36        $180       $337       $793

--------------------------------------------------------------------------------


                                   BOND FUNDS

SCHWAB                                                    TICKER SYMBOL
TOTAL BOND MARKET
INDEX FUND                                                SWLBX

THE FUND SEEKS CURRENT INCOME BY TRACKING THE PERFORMANCE OF THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.



INDEX

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX INCLUDES INVESTMENT-GRADE GOVERNMENT, CORPORATE, MORTGAGE-, COMMERCIAL MORTGAGE- AND ASSET-BACKED BONDS that are denominated in U.S. dollars and have maturities longer than one year. Investment-grade securities are rated in the four highest rating categories (AAA to BBB-). Bonds are represented in the index in proportion to their market value.

STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN BONDS THAT ARE INCLUDED IN THE INDEX. The fund normally invests at least 65% of total assets in these securities. If a portfolio security falls below investment-grade, the fund may continue to hold it if the investment adviser believes it would benefit the fund.

Because it would be impractical to invest in every bond in the index, the fund uses quantitative techniques to assemble a portfolio whose performance is expected to track that of the index. The fund seeks to remain close to the index in its dollar-weighted average duration by investing primarily in bonds that are included in the index.

Like many index funds, the fund may enter into swap agreements, in which the payments or investment performance of one security or asset is exchanged for another. The fund also may invest in mortgage dollar rolls, which involve the fund selling mortgage-backed securities and simultaneously agreeing to later repurchase nearly identical securities at a stated price. In addition, the fund may invest in convertible, preferred, variable and floating rate securities, collateralized mortgage obligations and futures contracts, and may lend securities. The fund would use these securities and techniques in seeking to enhance total return and minimize the gap between its performance and that of the index. However, because of fund expenses, the fund's performance normally is somewhat below that index.

THE BOND MARKET

The fund's index focuses on six main sectors of the bond market, in this proportion:

BOND TYPE

U.S. government                     34.4%
Mortgage-backed                     35.3%
U.S. corporate                      20.0%
Dollar-denominated foreign issues    6.5%
Asset-backed                         1.7%
Commercial mortgage-backed           2.1%

The index has approximately 6,665 bonds and a dollar-weighted average maturity of 8.2 years. (All figures as of 8/31/2001).

By investing in longer term bonds, the fund seeks to earn higher yields over time than the Schwab Short-Term Bond Market Index Fund, although with more share price volatility than that fund.


      The performance information below shows you how the fund's performance compares to its index, which varies over time.

--------------------------------------------------------------------------------

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

The fund adopted its current goal and strategies on 11/1/1997; performance before that time may have been different had its current goal and strategy been in place.



 ANNUAL TOTAL RETURNS (%) as of 12/31

(BAR CHART)

94               (5.74)
95               22.47
96                1.06
97                9.98
98                8.41
99               (1.04)
00               11.09


BEST QUARTER: 6.79% Q2 1995                       WORST QUARTER: (4.83)% Q1 1994
YEAR-TO-DATE PERFORMANCE AS OF 9/30/2001: 8.48%


 AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2000

                                                     SINCE
                                1 YEAR    5 YEARS   INCEPTION
-------------------------------------------------------------
 Fund                           11.09       5.78      6.60 1
 Lehman Brothers U.S.
 Aggregate Bond Index           11.63       6.46      6.64 2

1  Inception: 3/5/1993.
2  From 3/5/1993.
--------------------------------------------------------------------------------


                                   BOND FUNDS

SCHWAB TOTAL BOND MARKET INDEX FUND

     This fund is designed for investors seeking to fill the fixed income component to their asset allocation plan, and who can accept higher risk in exchange for potentially higher long-term returns compared to a short-term fund.

MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE BOND MARKET, AS MEASURED BY THE INDEX. The fund is designed to follow the index during upturns as well as downturns. Because of its indexing strategy, the fund will not take steps to reduce market exposure or to lessen the effects of a declining market.

WHEN INTEREST RATES RISE, BOND PRICES USUALLY FALL, and with them the fund's share price. The longer the fund's dollar-weighted average maturity, the more sensitive to interest rate movements its share price is likely to be. When interest rates fall, issuers tend to pay off their bonds, which may force the fund to reinvest in lower-yielding securities.

DIFFERENT TYPES OF BONDS CARRY DIFFERENT TYPES OF RISKS. To the extent that the fund is exposed to a given sector of the bond market, it takes on the risks of that sector. With certain mortgage- and asset-backed bonds, a primary risk is the possibility that the bonds may be paid off earlier or later than expected. Either situation could hurt the fund's yield or share price. Prices of foreign bonds may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. Although the risk of default is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

OTHER MAIN RISK FACTORS

Although the fund's main risks are those associated with its bond investments, its other investment strategies also involve risks.

For example, the fund's use of quantitative techniques may increase the gap between the performance of the fund and that of the index.

Futures contracts, which the fund may use to gain exposure to bonds for its cash balances or to enhance total return, also could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. The fund's loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

The fund also could lose money if a swap agreement doesn't perform as expected or if the counterparty to a swap agreement fails to honor the agreement. The fund's mortgage dollar rolls could lose money if the price of the mortgage-backed securities falls below the agreed repurchase price, or if the counterparty is unable to honor the agreement.

Additionally, the fund may have a relatively high portfolio turnover rate, which could increase transaction costs and the likelihood of capital gain distributions.
--------------------------------------------------------------------------------

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

 FEE TABLE (%)

 SHAREHOLDER FEES
-----------------------------------------------------------------------
                                                                  None
 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------
 Management fees                                                  0.27
 Distribution (12b-1) fees                                        None
 Other expenses                                                   0.31
                                                                 ------
 Total annual operating expenses                                  0.58
 EXPENSE REDUCTION                                               (0.23)
                                                                 ------
 NET OPERATING EXPENSES*                                          0.35
                                                                 ======

* Guaranteed by Schwab and the investment adviser through 11/15/2002 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


             1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------
               $36     $163     $301     $704

--------------------------------------------------------------------------------

                                   BOND FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB SHORT-TERM BOND MARKET INDEX FUND

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                    9/1/00-     9/1/99-     9/1/98-     9/1/97-     9/1/96-
                                                    8/31/01     8/31/00     8/31/99     8/31/98     8/31/97
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               9.65        9.66         9.90        9.74        9.67
                                                    -------------------------------------------------------
Income from investment operations:
  Net investment income                              0.59        0.57         0.50        0.56        0.59
  Net realized and unrealized gains or losses        0.43       (0.01)       (0.24)       0.17        0.07
                                                    -------------------------------------------------------
  Total income from investment operations            1.02        0.56         0.26        0.73        0.66
Less distributions:
  Dividends from net investment income              (0.59)      (0.57)       (0.50)      (0.57)      (0.59)
                                                    -------------------------------------------------------
Net asset value at end of period                    10.08        9.65         9.66        9.90        9.74
                                                    =======================================================
Total return (%)                                    10.84        5.97         2.66        7.64        6.96

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                  0.35        0.35 1       0.35        0.46        0.49
Expense reductions reflected in above ratio          0.31        0.32         0.42        0.39
                                                                                                      0.33
Ratio of net investment income to
 average net assets                                  5.90        5.91         5.11        5.58        6.02
Portfolio turnover rate                               248         129          195         128          71
Net assets, end of period ($ x 1,000,000)             369         219          218         157         127

1 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.


                                   BOND FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB TOTAL BOND MARKET INDEX FUND

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                        9/1/00-     9/1/99-      9/1/98-     9/1/97-     9/1/96-
                                                        8/31/01     8/31/00      8/31/99     8/31/98     8/31/97
----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    9.65        9.58        10.18        9.75        9.38
                                                        --------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.60        0.61         0.55        0.60        0.65
  Net realized and unrealized gains or losses             0.59        0.07        (0.53)       0.43        0.37
                                                        --------------------------------------------------------
  Total income from investment operations                 1.19        0.68         0.02        1.03        1.02
Less distributions:
  Dividends from net investment income                   (0.60)      (0.61)       (0.55)      (0.60)      (0.65)
  Distributions from net realized gains                     --          --        (0.07)         --          --
                                                        --------------------------------------------------------
  Total distributions                                    (0.60)      (0.61)       (0.62)      (0.60)      (0.65)
                                                        --------------------------------------------------------
Net asset value at end of period                         10.24        9.65         9.58       10.18        9.75
                                                        ========================================================
Total return (%)                                         12.68        7.36         0.14       10.83       11.18

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                       0.35        0.35 1       0.35        0.31        0.20
Expense reductions reflected in above ratio               0.23        0.27         0.39        0.51        0.98
Ratio of net investment income to
 average net assets                                       6.00        6.42         5.55        5.86        6.74
Portfolio turnover rate                                    153         135          174         285          51
Net assets, end of period ($ x 1,000,000)                  926         647          480         294          25

1 Would have been 0.36% if non-routine expenses (proxy fees) had been included.


                                   BOND FUNDS

                                     [BLANK]

SCHWAB

YIELDPLUS FUND(R)


                                   BOND FUNDS

SCHWAB


YIELDPLUS FUND(R)                                       TICKER SYMBOLS
                                                        INVESTOR SHARES    SWYPX
                                                        SELECT SHARES(R)   SWYSX

THE FUND SEEKS HIGH CURRENT INCOME WITH MINIMAL CHANGES IN SHARE PRICE.


STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN INVESTMENT-GRADE (HIGH AND CERTAIN MEDIUM QUALITY, AAA TO BBB-) BONDS. These may include fixed-, variable- or floating-rate corporate, mortgage-backed and asset-backed debt securities, collateralized mortgage obligations and convertible and preferred securities from U.S. and foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and maturity policies. To help maintain a high degree of share price stability and preserve investors' capital, the fund seeks to keep the average duration of its portfolio at one year or less. Duration is a tool to measure interest rate risk. For any bonds with interest payments occurring before principal is repaid, duration is ordinarily less than the maturity. Historically, the fund's average maturity measurement and average duration have closely followed each other. The fund may invest in bonds with effective or final maturities of any length and may invest up to 25% of assets in lower quality bonds (sometimes called junk bonds) that are rated as low as BB or are the unrated equivalent.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average duration based on actual or anticipated changes in interest rates or credit quality. In the event a portfolio security is downgraded below B, the manager will promptly sell the security. The manager also may use investment techniques, such as short sales, futures contracts, swap agreements and other derivatives, in seeking to increase income, reduce share price volatility and otherwise manage the fund's exposure to investment risks.

The fund's investment strategy is designed to offer the potential for somewhat higher yields than a money market fund, although unlike a money market fund, its share price will fluctuate. In exchange for seeking minimal fluctuation in share price, the fund may offer lower long-term performance than stock investments or certain other bond investments.


RISK MANAGEMENT

The manager may use a variety of techniques to help manage risk. Certain types of derivatives (investments whose value is based on one or more securities, rates or indices) can be effective risk management tools.

For example, the fund may buy and sell futures contracts to manage the effects of interest rate changes. By doing this, the fund has the potential to reduce the share price volatility that tends to be a characteristic of bond funds.

      The performance information below shows you how the fund's performance compares to its index which varies over time.

--------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 95.

 ANNUAL TOTAL RETURNS (%) AS OF 12/31
[BAR CHART]

 INVESTOR SHARES
-------------------------
00                 5.75


BEST QUARTER: 1.98% Q3 2000                         WORST QUARTER: 0.99% Q4 2000
YEAR-TO-DATE PERFORMANCE AS OF 9/30/2001:  5.99%


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/2000

                                            SINCE
                                1 YEAR    INCEPTION
----------------------------------------------------
Investor Shares                  5.75      5.80 1
Select Shares                    5.91      5.96 1
Lehman US Treasury
Bellwethers: 1 Year Index        6.74      5.94 2

1  Inception: 10/1/99.
2  From 10/1/99.
--------------------------------------------------------------------------------

                                   BOND FUNDS

SCHWAB YIELDPLUS FUND(R)


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also may be low. Changes in interest rates also may affect the fund's share price: a sharp rise in interest rates could cause the fund's share price to fall. Assuming a one year duration for the fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund's share price. This risk is greater when the fund holds bonds with longer maturities.

THE FUND IS NOT A MONEY MARKET FUND OR A BANK DEPOSIT. Its shares are not insured or guaranteed. Because the fund's share price may move up and down, the value of your investment in the fund will fluctuate, which means you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall. This risk is greater with lower-quality bonds.

SOME INVESTMENTS CARRY ADDITIONAL RISKS. To the extent that the manager decides to invest in foreign or lower quality bonds, the fund takes on a greater exposure to certain risks. Prices of foreign bonds may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. Prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about an issuer, an industry or the overall economy. With certain mortgage- and asset-backed bonds, a primary risk is the possibility that the bonds may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund's yield or share price.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.


OTHER MAIN RISK FACTORS

While the fund intends to use techniques to manage risk, they could hurt the fund's performance if they don't perform as expected.

For example, if the fund uses a technique involving a derivative, such as a futures contract, for the purpose of offsetting price changes in the fund's portfolio, but the technique does not precisely offset the price changes, the fund's share price could fall. The fund's performance also could be hurt if the counterparty to a derivative does not honor its contractual obligations to the fund.

The fund could lose money if the prices of securities sold short increase.

The cost of derivatives may have the effect of increasing fund expenses. While the decision to use or not use a given risk management technique depends on market conditions, these costs could at times outweigh the benefits the fund realizes from these techniques.


   Investors with investment horizons of one year or more who are seeking an alternative to a money fund or other fixed-income fund may want to consider this fund.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                        INVESTOR       SELECT
                                                         SHARES       SHARES(R)
--------------------------------------------------------------------------------
 SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)
--------------------------------------------------------------------------------
 Redemption fee.                                           0.25           0.25
 Charged only on shares you sell 90 days or less
 after buying them and paid directly to the fund.

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fees                                           0.34           0.34
 Distribution (12b-1) fees                                 None           None
 Other expenses                                            0.37           0.22
                                                          -----          -----
 Total annual operating expenses                           0.71           0.56
 EXPENSE REDUCTION                                        (0.16)         (0.16)
                                                          -----          -----
 NET OPERATING EXPENSES*                                   0.55           0.40
                                                          =====          =====



* Guaranteed by Schwab and the investment adviser through 11/15/2002 (excluding interest, taxes and certain non-routine expenses).


 Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

 EXPENSES ON A $10,000 INVESTMENT

                              1 YEAR    3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------
 Investor Shares                $56       $210        $378        $863
 Select Shares                  $41       $163        $295        $682

--------------------------------------------------------------------------------

                                   BOND FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB YIELDPLUS FUND(R)

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                                    9/1/00-    10/1/99 1-
INVESTOR SHARES                                                     8/31/01     8/31/00
-----------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------
Net asset value at beginning of period                                9.92       10.00
                                                                    ---------------------
Income from investment operations:
    Net investment income                                             0.62        0.61
    Net realized and unrealized losses                                0.08       (0.08)
                                                                    ---------------------
    Total income from investment operations                           0.70        0.53
Less distributions:
    Dividends from net investment income                             (0.62)      (0.61)
                                                                    ---------------------
Net asset value at end of period                                     10.00        9.92
                                                                    =====================
Total return (%)                                                      7.33        5.44 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                                   0.55        0.55 3,4
Expense reductions reflected in above ratio                           0.16        0.24 3
Ratio of net investment income to
 average net assets                                                   6.03        6.72 3
Portfolio turnover rate                                                106          81
Net assets, end of period ($ x 1,000,000)                              185          53

                                                                     9/1/00-   10/1/99 1-
SELECT SHARES(R)                                                     8/31/01    8/31/00
-----------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------
Net asset value at beginning of period                                9.92       10.00
                                                                    ---------------------
Income from investment operations:
    Net investment income                                             0.64        0.62
    Net realized and unrealized losses                                0.08       (0.08)
                                                                    ---------------------
    Total income from investment operations                           0.72        0.54
Less distributions:
    Dividends from net investment income                             (0.64)      (0.62)
                                                                    ---------------------
Net asset value at end of period                                     10.00        9.92
                                                                    =====================
Total return (%)                                                      7.50        5.58 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                                   0.40        0.40 3,5
Expense reductions reflected in above ratio                           0.16        0.24 3
Ratio of net investment income to
 average net assets                                                   6.18        6.88 3
Portfolio turnover rate                                                106          81
Net assets, end of period ($ x 1,000,000)                              772         219

1  Commencement of operations.
2  Not annualized.
3  Annualized.
4 Would have been 0.56% if non-routine expenses (proxy fees) had been included. 5 Would have been 0.41% if non-routine expenses (proxy fees) had been included.


                                   BOND FUNDS

SCHWAB
TAX-FREE BOND FUNDS

ABOUT THE FUNDS


The Schwab Tax-Free Bond Funds seek to provide HIGH CURRENT INCOME free from federal income tax and, in the case of the California funds, California personal income tax. Each fund has a similar investment goal but uses a DIFFERENT STRATEGY.

Because these funds invest in municipal bonds, their dividends are free from federal income tax. Dividends from the California funds are free from California personal income tax as well. Each fund also seeks to lower risks by investing across different sectors of the INVESTMENT-GRADE municipal bond market.

The funds are designed for LONG-TERM INVESTING. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


                                   BOND FUNDS

SCHWAB                                                             TICKER SYMBOL

SHORT/INTERMEDIATE                                                         SWITX
TAX-FREE BOND FUND


THE FUND SEEKS HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX, CONSISTENT WITH CAPITAL PRESERVATION.

Strategy

TO PURSUE ITS GOAL, THE FUND INVESTS IN INVESTMENT-GRADE MUNICIPAL SECURITIES -- THOSE IN THE FOUR HIGHEST CREDIT RATING CATEGORIES (AAA TO BBB-). The fund normally invests at least 80% of total assets in these securities, and typically far more. Interest income from these securities is free from federal income tax and federal alternative minimum tax. To help preserve investors' capital, the fund seeks to keep the average maturity of its portfolio between two and five years.

The fund may invest in fixed-, variable- or floating-rate securities from municipal issuers around the country and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of total assets in municipal securities financing similar projects, and may also invest in municipal notes. Many of the fund's securities carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and average maturity standards. The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. If a portfolio security falls below investment-grade, the fund may continue to hold it if the investment adviser believes it would benefit the fund. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

During unusual market conditions, the fund may invest in taxable securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal and, as a result, may not achieve its investment objective.


SHORTER MATURITIES

As a bond approaches maturity, its market value typically moves closer to its par value (the amount of the bond's principal value, which a bondholder receives when the bond matures).

Investing in short- and intermediate-term bonds is a common strategy for reducing price volatility and other risks. In exchange for these lower risks, short- and intermediate-term bonds typically (though not always) offer lower yields than longer term bonds.

      The performance information below shows you how the fund's performance compares to its index, which varies over time.

--------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

ANNUAL TOTAL RETURNS (%) as of 12/31


[BAR CHART]

94                         (1.12)
95                          9.28
96                          3.54
97                          5.17
98                          4.78
99                          0.51
00                          6.68




BEST QUARTER: 3.00% Q1 1995                       WORST QUARTER: (2.33)% Q1 1994
YEAR-TO-DATE PERFORMANCE AS OF 9/30/2001: 5.21%


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2000

                                                         SINCE
                         1 YEAR         5 YEARS        INCEPTION
----------------------------------------------------------------
 Fund                     6.68            4.12           4.30 1
 Lehman Brothers
 Three-Year
 Municipal Bond Index     6.23            4.65           4.69 2

1  Inception: 4/21/1993.
2  From 4/21/1993.

--------------------------------------------------------------------------------

                                   BOND FUNDS

                                    SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND


     Individuals in higher tax brackets who are seeking tax-free income along with the potential for lower volatility may want to consider this fund.


MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

WHEN INTEREST RATES RISE, BOND PRICES USUALLY FALL, and with them the fund's share price. The fund's short-to-intermediate maturity is designed to reduce this risk, but will not eliminate it. A fall in interest rates could hurt the fund as well, by lowering its yield. This is because issuers tend to pay off their bonds when interest rates fall, often forcing the fund to reinvest in lower-yielding securities.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance. Because the fund is non-diversified, it may divide its assets among fewer issuers than a diversified fund. This means that the fund could increase its exposure to the risks of a given issuer.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default is considered unlikely with investment-grade municipal securities, any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The fund's emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the fund's investments may have greater risks than securities in taxable bond funds.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.

IF CERTAIN TYPES OF INVESTMENTS THE FUND BUYS AS TAX EXEMPT ARE LATER RULED TO BE TAXABLE, A PORTION OF THE FUND'S INCOME COULD BE TAXABLE. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER SUBSTANTIAL CAPITAL APPRECIATION. In exchange for its goal of capital preservation, the fund may offer lower long-term performance than stock investments or certain other types of bond investments.
--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.30
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.43
                                                                          -----
Total annual operating expenses                                            0.73

EXPENSE REDUCTION                                                         (0.24)
                                                                          -----
NET OPERATING EXPENSES*                                                    0.49
                                                                          =====

* Guaranteed by Schwab and the investment adviser through 11/15/2002 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                      1 YEAR     3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------
                       $50        $209        $382        $884

--------------------------------------------------------------------------------

                                   BOND FUNDS

SCHWAB                                                             TICKER SYMBOL

LONG-TERM TAX-FREE                                                 SWNTX
BOND FUND


THE FUND SEEKS HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX, CONSISTENT WITH CAPITAL PRESERVATION.


STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN INVESTMENT-GRADE MUNICIPAL SECURITIES -- THOSE IN THE FOUR HIGHEST CREDIT RATING CATEGORIES (AAA TO BBB-). The fund normally invests at least 80% of total assets in these securities, and typically far more. Interest income from these securities is free from federal income tax and federal alternative minimum tax. The fund seeks to maintain an average maturity in its portfolio of at least ten years.

The fund may invest in fixed-, variable- or floating-rate securities from municipal issuers around the country and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of total assets in municipal securities financing similar projects, and may also invest in municipal notes. Many of the fund's securities carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and average maturity standards. The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. If a portfolio security falls below investment-grade, the fund may continue to hold it if the investment adviser believes it would benefit the fund. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

During unusual market conditions, the fund may invest in taxable securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal and, as a result, may not achieve its investment objective.


MATURITY AND YIELD

Bond yields typically are higher the longer the bond's maturity. By investing in longer term bonds, the fund seeks to earn higher yields over time than the Schwab Short/Intermediate Tax-Free Bond Fund.

Maintaining a longer average maturity does carry certain risks, and investors should expect this fund's share price to fluctuate more than that of the Schwab Short/Intermediate Tax-Free Bond Fund.


      The performance information below shows you how the fund's performance compares to its index, which varies over time.

--------------------------------------------------------------------------------

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

  ANNUAL TOTAL RETURNS (%) AS OF 12/31


[BAR CHART]

93                  13.61
94                  (7.04)
95                  18.14
96                   4.18
97                   9.83
98                   6.14
99                  (7.31)
00                  15.61

BEST QUARTER: 8.03% Q1 1995                       WORST QUARTER: (5.88)% Q1 1994
YEAR-TO-DATE PERFORMANCE AS OF 9/30/2001: 4.74%


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/2000

                                                         SINCE
                         1 YEAR         5 YEARS        INCEPTION
--------------------------------------------------------------------
 Fund                    15.61            5.41           6.09 1
 Lehman Brothers
 General Municipal
 Bond Index              11.68            5.84           6.44 2


1  Inception: 9/11/1992.
2  From 9/11/1992.

--------------------------------------------------------------------------------

                                   BOND FUNDS

                                             SCHWAB LONG-TERM TAX-FREE BOND FUND

      This fund is designed for individuals in higher tax brackets who are interested in high current tax-free income and can accept a higher degree of risk to their investment.

MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

WHEN INTEREST RATES RISE, BOND PRICES USUALLY FALL, and with them the fund's share price. The fund's comparatively long maturity will tend to make it more sensitive to this risk than funds with shorter average maturities.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance. Because the fund is non-diversified, it may divide its assets among fewer issuers than a diversified fund. This means that the fund could increase its exposure to the risks of a given issuer.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default is considered unlikely with investment-grade municipal securities, any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The fund's emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the fund's investments may have greater risks than securities in taxable bond funds.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.

IF CERTAIN TYPES OF INVESTMENTS THE FUND BUYS AS TAX EXEMPT ARE LATER RULED TO BE TAXABLE, A PORTION OF THE FUND'S INCOME COULD BE TAXABLE. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER SUBSTANTIAL CAPITAL APPRECIATION. In exchange for its goal of capital preservation, the fund may offer lower long-term performance than stock investments or certain other types of bond investments.

--------------------------------------------------------------------------------

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.30
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.44
                                                                          ------
Total annual operating expenses                                            0.74
EXPENSE REDUCTION                                                         (0.25)
                                                                          ------
NET OPERATING EXPENSES*                                                    0.49
                                                                          ======

* Guaranteed by Schwab and the investment adviser through 11/15/2002 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                      1 YEAR     3 YEARS    5 YEARS     10 YEARS
----------------------------------------------------------------
                       $50        $211        $387        $895

--------------------------------------------------------------------------------

                                   BOND FUNDS

SCHWAB                                                             TICKER SYMBOL

CALIFORNIA SHORT/INTERMEDIATE                                              SWCSX
TAX-FREE BOND FUND


THE FUND SEEKS HIGH CURRENT INCOME EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX THAT IS CONSISTENT WITH CAPITAL PRESERVATION.


STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN INVESTMENT-GRADE MUNICIPAL SECURITIES -- THOSE IN THE FOUR HIGHEST CREDIT RATING CATEGORIES (AAA TO BBB-) -- FROM CALIFORNIA ISSUERS. The fund normally invests at least 80% of total assets in these securities, and typically far more. Interest income from these securities is free from federal and California personal income tax and federal alternative minimum tax. To help preserve investors' capital, the fund seeks to keep the average maturity of its portfolio between two and five years.

The fund may invest in securities from municipal issuers in California and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of total assets in municipal securities financing similar projects, and may also invest in municipal notes. Many of the fund's securities carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and average maturity standards. The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. If a portfolio security falls below investment-grade, the fund may continue to hold it if the investment adviser believes it would benefit the fund. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

During unusual market conditions, the fund may invest in taxable securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal and, as a result, may not achieve its investment objective.


SHORTER MATURITIES

As a bond approaches maturity, its market value typically moves closer to its par value (the amount of the bond's principal, which a bondholder receives when the bond matures).

Investing in short- and intermediate-term bonds is a common strategy for reducing price volatility and other risks. In exchange for these lower risks, short- and intermediate-term bonds typically (though not always) offer lower yields than longer term bonds.

     The performance information below shows you how the fund's performance compares to its index, which varies over time.

--------------------------------------------------------------------------------
PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

ANNUAL TOTAL RETURNS (%) AS OF 12/31


[BAR CHART]

94                      (2.08)
95                      10.46
96                       3.90
97                       5.19
98                       4.83
99                       0.66
00                       7.25


BEST QUARTER: 3.62% Q1 1995                       WORST QUARTER: (2.45)% Q1 1994
YEAR-TO-DATE PERFORMANCE AS OF 9/30/2001: 4.99%


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/2000

                                                         SINCE
                         1 YEAR         5 YEARS        INCEPTION
----------------------------------------------------------------
 Fund                     7.25            4.34           4.43 1
 Lehman Brothers
 Three-Year
 Municipal Bond Index     6.23            4.65           4.70 2

1  Inception: 4/21/1993.
2  From 4/21/1993.

--------------------------------------------------------------------------------

                                   BOND FUNDS

                         SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND


     California taxpayers who are seeking double tax-free income along with the potential for lower volatility may want to consider this fund.


MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

WHEN INTEREST RATES RISE, BOND PRICES USUALLY FALL, and with them the fund's share price. The fund's short-to-intermediate maturity is designed to reduce this risk, but will not eliminate it. A fall in interest rates could hurt the fund as well, by lowering its yield. This is because issuers tend to pay off their bonds when interest rates fall, often forcing the fund to reinvest in lower-yielding securities.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance. Because the fund is non-diversified, it may divide its assets among fewer issuers than a diversified fund. This means that the fund could increase its exposure to the risks of a given issuer.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default is considered unlikely with investment-grade municipal securities, any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The fund's emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the fund's investments may have greater risks than securities in taxable bond funds.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.

IF CERTAIN TYPES OF INVESTMENTS THE FUND BUYS AS TAX EXEMPT ARE LATER RULED TO BE TAXABLE, A PORTION OF THE FUND'S INCOME COULD BE TAXABLE. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER SUBSTANTIAL CAPITAL APPRECIATION. In exchange for its goal of capital preservation, the fund may offer lower long-term performance than stock investments or certain other types of bond investments.

--------------------------------------------------------------------------------

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.30
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.37
                                                                          ------
Total annual operating expenses                                            0.67

EXPENSE REDUCTION                                                         (0.18)
                                                                          ------
NET OPERATING EXPENSES*                                                    0.49
                                                                          ======

* Guaranteed by Schwab and the investment adviser through 11/15/2002 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                      1 YEAR     3 YEARS    5 YEARS     10 YEARS
----------------------------------------------------------------
                       $50        $196        $355        $818

--------------------------------------------------------------------------------

                                   BOND FUNDS

SCHWAB                                                             TICKER SYMBOL

CALIFORNIA LONG-TERM                                                       SWCAX
TAX-FREE BOND FUND


THE FUND SEEKS HIGH CURRENT INCOME EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX THAT IS CONSISTENT WITH CAPITAL PRESERVATION.

STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN INVESTMENT-GRADE MUNICIPAL SECURITIES -- THOSE IN THE FOUR HIGHEST CREDIT RATING CATEGORIES (AAA TO BBB-) -- FROM CALIFORNIA ISSUERS. The fund normally invests at least 80% of total assets in these securities, and typically far more. Interest income from these securities is free from federal and California personal income tax and federal alternative minimum tax. The fund seeks to maintain an average maturity in its portfolio of at least ten years.

The fund may invest in securities from municipal issuers in California and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of total assets in municipal securities financing similar projects, and may also invest in municipal notes. Many of the fund's securities carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and average maturity standards. The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. If a portfolio security falls below investment-grade, the fund may continue to hold it if the investment adviser believes it would benefit the fund. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

During unusual market conditions, the fund may invest in taxable securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal and, as a result, may not achieve its investment objective.

MATURITY AND YIELD

Bond yields typically are higher the longer the bond's maturity. By investing in longer term bonds, the fund seeks to earn higher yields over time than the Schwab California Short/ Intermediate Tax-Free Bond Fund.

Maintaining a longer average maturity does carry certain risks, and: investors should expect this fund's share price to fluctuate more than that of the Schwab California Short/Intermediate Tax-Free Bond Fund.

     The performance information below shows you how the fund's performance compares to its index, which varies over time.

--------------------------------------------------------------------------------

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

ANNUAL TOTAL RETURNS (%) AS OF 12/31


[BAR CHART]

 93                          12.88
 94                          (8.75)
 95                          19.63
 96                           4.33
 97                          10.04
 98                           6.43
 99                          (6.14)
 00                          15.22

BEST QUARTER: 8.47% Q1 1995                       WORST QUARTER: (6.74)% Q1 1994
YEAR-TO-DATE PERFORMANCE AS OF 9/30/2001: 5.45%

AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/2000

                                                         SINCE
                         1 YEAR         5 YEARS        INCEPTION
----------------------------------------------------------------
 Fund                    15.22            5.73           6.89 1
 Lehman Brothers
 General Municipal
 Bond Index              11.68            5.84           6.89 2

1  Inception: 2/24/1992.
2  From 2/24/1992.


--------------------------------------------------------------------------------


                                   BOND FUNDS

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND


     This fund is designed for California taxpayers who want double tax-free income and can accept higher risk in exchange for potentially higher long-term returns.


 MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

WHEN INTEREST RATES RISE, BOND PRICES USUALLY FALL, and with them the fund's share price. The fund's comparatively long average maturity will tend to make it more sensitive to this risk than funds with shorter average maturities.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance. Because the fund is non-diversified, it may divide its assets among fewer issuers than a diversified fund. This means that the fund could increase its exposure to the risks of a given issuer.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default is considered unlikely with investment-grade municipal securities, any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The fund's emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the fund's investments may have greater risks than securities in taxable bond funds.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.

IF CERTAIN TYPES OF INVESTMENTS THE FUND BUYS AS TAX EXEMPT ARE LATER RULED TO BE TAXABLE, A PORTION OF THE FUND'S INCOME COULD BE TAXABLE. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER SUBSTANTIAL CAPITAL APPRECIATION. In exchange for its goal of capital preservation, the fund may offer lower long-term performance than stock investments or certain other types of bond investments.


-------------------------------------------------------------------------------
FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                           0.30
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.35
                                                                         -------
Total annual operating expenses                                           0.65
                                                                         -------
EXPENSE REDUCTION                                                        (0.16)
                                                                         -------
NET OPERATING EXPENSES*                                                   0.49
                                                                         =======

* Guaranteed by Schwab and the investment adviser through 11/15/2002 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                      1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                       $50        $192        $346         $795

-------------------------------------------------------------------------------

                                   BOND FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         9/1/00-    9/1/99-     9/1/98-    9/1/97-    9/1/96-
                                                         8/31/01    8/31/00     8/31/99    8/31/98    8/31/97
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   10.08       10.05       10.26      10.16      10.04
                                                         ----------------------------------------------------
Income from investment operations:
    Net investment income                                 0.39        0.41        0.40       0.42       0.41
    Net realized and unrealized gains or losses           0.34        0.03       (0.21)      0.10       0.12
                                                         ----------------------------------------------------
    Total income from investment operations               0.73        0.44        0.19       0.52       0.53
Less distributions:
    Dividends from net investment income                 (0.39)      (0.41)      (0.40)     (0.42)     (0.41)
                                                         ----------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                         10.42       10.08       10.05      10.26      10.16
                                                         =====================================================
Total return (%)                                          7.42        4.50        1.86       5.17       5.40

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                       0.49        0.49 1      0.49       0.49       0.49
Expense reductions reflected in above ratio               0.24        0.25        0.32       0.36       0.47
Ratio of net investment income to
 average net assets                                       3.84        4.11        3.87       3.99       4.08
Portfolio turnover rate                                     14          11           8         22         20
Net assets, end of period ($ x 1,000,000)                  109          76          87         68         54

1  Would have been 0.50% if non-routine expenses (proxy fees) had been included.


                                   BOND FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB LONG-TERM TAX-FREE BOND FUND

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, figures. Their full report is included in the fund's annual report (see back cover).

                                                        9/1/00-    9/1/99-     9/1/98-    9/1/97-    9/1/96-
                                                        8/31/01    8/31/00     8/31/99    8/31/98    8/31/97
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   10.24      10.11       11.01      10.53      10.13
                                                        ----------------------------------------------------
Income from investment operations:
    Net investment income                                 0.50       0.50        0.50       0.53       0.53
    Net realized and unrealized gains or losses           0.63       0.13       (0.85)      0.48       0.40
                                                        ----------------------------------------------------
    Total income or loss from investment operations       1.13       0.63       (0.35)      1.01       0.93
Less distributions:
    Dividends from net investment income                 (0.50)     (0.50)      (0.50)     (0.53)     (0.53)
    Distributions from net realized gains                   --         --       (0.05)        --         --
                                                        ----------------------------------------------------
    Total distributions                                  (0.50)     (0.50)      (0.55)     (0.53)     (0.53)
                                                        ----------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                         10.87      10.24       10.11      11.01      10.53
                                                        ====================================================
Total return (%)                                         11.29       6.59       (3.34)      9.81       9.36

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                       0.49       0.49 1      0.49       0.49       0.49
Expense reductions reflected in above ratio               0.25       0.26        0.32       0.37       0.53
Ratio of net investment income to
 average net assets                                       4.73       5.11        4.59       4.76       5.09
Portfolio turnover rate                                     35         25          35         39         61
Net assets, end of period ($ x 1,000,000)                   88         76          90         70         47

1 Would have been 0.50% if certain non-routine expenses (proxy fees) had been included.


                                   BOND FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                           9/1/00-    9/1/99-      9/1/98-     9/1/97-    9/1/96-
                                                           8/31/01    8/31/00      8/31/99     8/31/98    8/31/97
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      10.22       10.09        10.26       10.16      10.04
                                                           ------------------------------------------------------
Income from investment operations:
    Net investment income                                    0.40        0.39         0.39        0.41       0.43
    Net realized and unrealized gains or losses              0.29        0.13        (0.17)       0.11       0.12
                                                           ------------------------------------------------------
    Total income from investment operations                  0.69        0.52         0.22        0.52       0.55
Less distributions:
    Dividends from net investment income                    (0.40)      (0.39)       (0.39)      (0.42)     (0.43)
                                                           ------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                            10.51       10.22        10.09       10.26      10.16
                                                           =======================================================
Total return (%)                                             6.95        5.32         2.16        5.19       5.54

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                          0.49        0.49 1       0.49        0.49       0.49
Expense reductions reflected in above ratio                  0.18        0.21         0.28        0.30       0.40
Ratio of net investment income to
 average net assets                                          3.83        3.91         3.81        4.02       4.21
Portfolio turnover rate                                        30          42            7           8         23
Net assets, end of period ($ x 1,000,000)                     145         124          126          96         59

1  Would have been 0.50% if non-routine expenses (proxy fees) had been included.


                                   BOND FUNDS

                                                            FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                      9/1/00-     9/1/99-      9/1/98-     9/1/97-     9/1/96-
                                                      8/31/01     8/31/00      8/31/99     8/31/98     8/31/97
--------------------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period                11.06       10.82        11.52       11.10       10.63
                                                      --------------------------------------------------------
 Income from investment operations:
     Net investment income                              0.55        0.55         0.54        0.54        0.56
     Net realized and unrealized gains or losses        0.57        0.24        (0.70)       0.43        0.47
                                                      --------------------------------------------------------
     Total income from investment operations            1.12        0.79        (0.16)       0.97        1.03
 Less distributions:
     Dividends from net investment income              (0.55)      (0.55)       (0.54)      (0.55)      (0.56)
                                                      --------------------------------------------------------
 NET ASSET VALUE AT END OF PERIOD                      11.63       11.06        10.82       11.52       11.10
                                                      ========================================================
 Total return (%)                                      10.38        7.67        (1.57)       8.96        9.95

 RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
  average net assets                                    0.49        0.49 1       0.49        0.49        0.49
 Expense reductions reflected in above ratio            0.16        0.19         0.26        0.27        0.33
 Ratio of net investment income to
  average net assets                                    4.86        5.19         4.69        4.79        5.17
 Portfolio turnover rate                                  37          36           55          28          35
 Net assets, end of period ($ x 1,000,000)               215         179          202         190         125

1 Would have been 0.50% if certain non-routine expenses (proxy fees) had been included.


                                   BOND FUNDS

INVESTMENT MANAGEMENT

THE INVESTMENT ADVISER for all of the SchwabFunds(R) is Charles Schwab Investment Management, Inc. (CSIM), 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm manages assets for more than 6.3 million shareholder accounts and has more than $143 billion under management. (All figures on this page are as of August 31, 2001 unless otherwise noted).

As the investment adviser, the firm oversees the asset management and administration of the SchwabFunds described in this prospectus. As compensation for these services, the firm receives a management fee from each fund or portfolio. The table below describes the actual management fee paid by each fund or portfolio (including the effects of any reductions) for the 12 months prior to the fiscal year end indicated.

                                                 FEE PAID
                                              (% OF AVERAGE
NAME OF FUND/PORTFOLIO                          NET ASSETS)      FISCAL YEAR END
--------------------------------------------------------------------------------
SCHWAB ANALYTICS FUND(R)                           0.43%            10/31/00
SCHWAB BOND INDEX FUNDS
  Schwab Short-Term Bond Market Index Fund         0.00%             8/31/01
  Schwab Total Bond Market Index Fund              0.04%             8/31/01
SCHWAB CALIFORNIA TAX-FREE BOND FUNDS
  Schwab California Short/Intermediate
  Tax-Free Bond Fund                               0.12%             8/31/01
  Schwab California Long-Term
  Tax-Free Bond Fund                               0.14%             8/31/01
SCHWAB EQUITY INDEX FUNDS
  Schwab S&P 500 Fund                              0.14%            10/31/00
  Schwab 1000 Fund(R)                              0.22%            10/31/00
  Schwab Small-Cap Index Fund(R)                   0.22%            10/31/00
  Schwab Total Stock Market Index Fund(R)          0.07%            10/31/00
  Schwab International Index Fund(R)               0.27%            10/31/00
SCHWAB FOCUS FUNDS                                 0.54%            10/31/00
SCHWAB MARKETMANAGER PORTFOLIOS(R)
  Growth Portfolio                                 0.41%            10/31/00
  Balanced Portfolio                               0.40%            10/31/00
  Small Cap Portfolio                              0.38%            10/31/00
  International Portfolio                          0.40%            10/31/00
SCHWAB MARKETTRACK PORTFOLIOS(R)
  All Equity Portfolio                             0.22%            10/31/00
  Growth Portfolio                                 0.25%            10/31/00
  Balanced Portfolio                               0.26%            10/31/00
  Conservative Portfolio                           0.23%            10/31/00
SCHWAB TAX-FREE BOND FUNDS
  Schwab Short/Intermediate
  Tax-Free Bond Fund                               0.06%             8/31/01
  Schwab Long-Term Tax-Free Bond Fund              0.05%             8/31/01
SCHWAB YIELDPLUS FUND(R)                           0.18%             8/31/01

For the Schwab Analytics Fund, a portion of the management fee is used to pay the subadviser.


                              INVESTMENT MANAGEMENT

     The investment adviser, Charles Schwab Investment Management, Inc., has more than $143 billion under management.


INVESTMENT MANAGERS

The following are responsible for the management of the funds or portfolios indicated.

SCHWAB BOND INDEX FUNDS, SCHWAB MARKETTRACK PORTFOLIOS(R), SCHWAB YIELDPLUS FUND(R)

KIMON DAIFOTIS, CFA, a vice president of the investment adviser, has overall responsibility for management of the Schwab Bond Funds and the Schwab YieldPlus Fund. He is responsible for the day-to-day management of the bond and cash portions of the Schwab MarketTrack Portfolios. Prior to joining the firm in September 1997, he worked for more than 17 years in research and asset management.

SCHWAB ANALYTICS FUND(R)

PRAVEEN GOTTIPALLI, a portfolio manager for the day-to-day management of the Schwab Analytics Fund, has been Director of Investment for Symphony Asset Management since 1994.

SYMPHONY ASSET MANAGEMENT LLC is the subadvisor for the Schwab Analytics Fund. Symphony is located at 555 California Street, San Francisco, CA 94104. Symphony Asset Management LLC is the subadviser for the Schwab Analytics Fund. Symphony is located at 555 California Street, San Francisco, CA 94104. As of June 30, 2001, Symphony had approximately $4.1 billion under management, including assets of the fund. Symphony is a wholly-owned subsidiary of The John Nuveen Company.

SCHWAB EQUITY INDEX FUNDS, SCHWAB ANALYTICS FUND, SCHWAB MARKETTRACK PORTFOLIOS(TM), SCHWAB FOCUS FUNDS

GERI HOM, a vice president of the investment adviser, is responsible for the day-to-day management of the Schwab Equity Index Funds (not including the Schwab Total Stock Market Index Fund(TM) and the Schwab International Index Fund(R)), the equity portions of the Schwab MarketTrack Portfolios and the Schwab Focus Funds, and she has overall responsibility for the Schwab Analytics Fund. She joined the firm in March 1995 and has nearly 20 years of experience in equity index management.

SCHWAB CALIFORNIA TAX-FREE BOND FUNDS, SCHWAB TAX-FREE BOND FUNDS

JOANNE LARKIN, a vice president of the investment adviser, has had overall responsibility for management of the Schwab California Tax-Free Bond Funds and the Schwab Tax-Free Bond Funds since each fund's inception. Prior to joining the firm in February 1992, she worked for more than eight years in research and asset management at another firm.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R), SCHWAB INTERNATIONAL INDEX FUND(R), SCHWAB FOCUS FUNDS

LARRY MANO, a portfolio manager, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund, the Schwab International Index Fund, and the Schwab Focus Funds. Prior to joining the firm in November 1998, he worked for 20 years in equity index management, most recently as a vice president and principal of the Institutional Services Group at Wilshire Associates, Inc.

SCHWAB MARKETMANAGER PORTFOLIOS(R)

JEFFREY MORTIMER, CFA, a vice president of the investment adviser, is responsible for overall management of the Schwab MarketManager Portfolios. Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.

SCHWAB BOND INDEX FUNDS

BIRGER NESTEBY, a portfolio manager, co-manages the funds' portfolios and has over 10 years of experience in the fixed income securities markets. He joined the firm in August, 1999.

The Schwab MarketManager Portfolios may invest in the Excelsior Funds without limitation, just as the Schwab MarketManager Portfolios can invest without limitation in affiliated SchwabFunds(R). The advisers to the Excelsior Funds are United States Trust Company of New York, U.S. Trust Company (Connecticut) and/or other subsidiaries of U.S. Trust Corporation (U.S. Trust). U.S. Trust and CSIM are under the common control of The Charles Schwab Corporation.


INDEX OWNERSHIP

"Standard & Poor's,(R)" "S&P,(R)" "S&P 500,(R)" "Standard & Poor's 500(R)" and "500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Fund. The Schwab S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional information (see back cover).

Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.


                              INVESTMENT MANAGEMENT

INVESTING IN THE FUNDS/PORTFOLIOS

As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on BUYING, SELLING AND EXCHANGING shares using the method that is most CONVENIENT FOR YOU. You also will see how to choose a share class and a distribution option for your investment. Helpful information on TAXES is included as well.

The information on these pages outlines how Schwab brokerage account investors can place "good orders", which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.


SCHWAB ACCOUNTS

Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the funds or portfolios.

For example, when you sell shares in a fund or portfolio, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink,(R) which lets you move money between your brokerage accounts and bank accounts and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab Web site at www.schwab.com.


                        INVESTING IN THE FUNDS/PORTFOLIOS

BUYING SHARES

Shares of the funds or portfolios may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

STEP 1

CHOOSE A FUND OR PORTFOLIO. If applicable, choose a share class. Your choice of share class may depend on the amount of your investment.


SCHWAB ANALYTICS FUND,(R) SCHWAB MARKETMANAGER SMALL CAP PORTFOLIO, SCHWAB MARKETMANAGER INTERNATIONAL PORTFOLIO:

                MINIMUM INITIAL INVESTMENT                   MINIMUM ADDITIONAL INVESTMENTS
---------------------------------------------------------------------------------------------------
                $2,500 ($1,000 for retirement and            $500 ($100 for custodial accounts and
                custodial accounts)                          Automatic Investment Plan)


SCHWAB FOCUS FUNDS:

                MINIMUM INITIAL INVESTMENT                   MINIMUM ADDITIONAL INVESTMENTS
---------------------------------------------------------------------------------------------------
                $5,000                                       $500 ($100 for custodial accounts and
                                                             Automatic Investment Plan)


SCHWAB MARKETMANAGER GROWTH PORTFOLIO, SCHWAB MARKETMANAGER BALANCED PORTFOLIO, SCHWAB MARKETTRACK PORTFOLIOS:(R)

                MINIMUM INITIAL INVESTMENT                   MINIMUM ADDITIONAL INVESTMENTS
---------------------------------------------------------------------------------------------------
                $1,000 ($500 for retirement and              $500 ($100 for custodial accounts and
                custodial accounts)                          Automatic Investment Plan)


SCHWAB EQUITY INDEX FUNDS:

SHARE CLASS         MINIMUM INITIAL INVESTMENT                   MINIMUM ADDITIONAL INVESTMENTS         MINIMUM BALANCE
-----------------------------------------------------------------------------------------------------------------------
Investor Shares     $2,500 ($1,000 for retirement and            $500 ($100 for custodial accounts and            --
                    custodial accounts)                          Automatic Investment Plan)
-----------------------------------------------------------------------------------------------------------------------
Select Shares(R)    $50,000                                      $1,000                                      $40,000
-----------------------------------------------------------------------------------------------------------------------
e.Shares(R)         $2,500 ($500 for retirement                  $100                                             --
                    and custodial accounts)

Currently, e.Shares are available only for the S&P 500 Fund and are offered to clients of Schwab Institutional, The Charles Schwab Trust Company and certain retirement plans.


SCHWAB BOND INDEX FUNDS, SCHWAB CALIFORNIA TAX-FREE BOND FUNDS, SCHWAB TAX-FREE BOND FUNDS:

             MINIMUM INITIAL INVESTMENT                    MINIMUM ADDITIONAL INVESTMENTS               MINIMUM BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
             $2,500 ($1,000 for retirement*                $500 ($100 for custodial accounts and        $1,000 ($500 for retirement
             and custodial accounts)                       Automatic Investment Plan)                   and custodial accounts)

* Tax-free funds are not appropriate investments for IRAs and other tax deferred accounts. Please consult with your tax advisor about your situation.


SCHWAB YIELDPLUS FUND(R):

SHARE CLASS         MINIMUM INITIAL INVESTMENT            MINIMUM ADDITIONAL INVESTMENTS         MINIMUM BALANCE
--------------------------------------------------------------------------------------------------------------------------------

Investor Shares     $2,500 ($1,000 for retirement and     $500 ($100 for custodial accounts and  $1,000 ($500 for retirement and
                    custodial accounts)                   Automatic Investment Plan)             custodial accounts)
--------------------------------------------------------------------------------------------------------------------------------
Select Shares       $50,000                               $1,000                                 $40,000

STEP 2

CHOOSE AN OPTION FOR DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                              FEATURES
-----------------------------------------------------------------------------------------------------------------------------
Reinvestment                       All dividends and capital gain distributions are invested automatically in shares of your fund or portfolio and share class.
-----------------------------------------------------------------------------------------------------------------------------
Cash/reinvestment mix              You receive payment for dividends, while any capital gain distributions are invested in shares of your fund or portfolio and share class.
-----------------------------------------------------------------------------------------------------------------------------
Cash                               You receive payment for all dividends and capital gain distributions.

STEP 3

PLACE YOUR ORDER. Use any of the methods described on the next page. Make checks payable to Charles Schwab & Co., Inc.


                        INVESTING IN THE FUNDS/PORTFOLIOS

METHODS FOR PLACING DIRECT ORDERS

INTERNET
www.schwab.com

SCHWAB BY PHONE(TM)
Automated voice service or speak with a representative at 800-435-4000 (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922.

SCHWABLINK
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575.

IN PERSON
Visit the nearest Charles Schwab
branch office.


SELLING/EXCHANGING SHARES

POLICIES TO KEEP IN MIND

-     A fund or portfolio may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- Exchange orders are limited to other Schwab funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund or portfolio and, if applicable, the share class into which you are exchanging.

- You must obtain and read the prospectus for the fund or portfolio into which you are exchanging prior to placing your order.

- A fund or portfolio may reserve the right to honor redemptions in portfolio securities instead of cash if they exceed 1% of a fund's assets or $250,000 in any 90-day period, whichever is less.

- As indicated in their fee tables, the Schwab Equity Index Funds, Schwab Focus Funds, Schwab MarketManager International Portfolio and Schwab YieldPlus Fund(TM) charge a redemption fee, payable to each fund, or portfolio, on the sale or exchange of any shares that occurs 180 days or less (90 days or less for the Schwab Yield Plus Fund(TM)) after purchasing them; in attempting to minimize this fee, a fund or portfolio will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- In a multi-class fund, there is no redemption fee when you exchange between share classes of that fund

WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

-     Your name or, for Internet orders, your account number/"Login ID".

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers) or, for internet orders, your password.

- The name and the share class (if applicable) of the fund or portfolio whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund or portfolio into which you want to exchange and the distribution option you prefer.

-     When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


                        INVESTING IN THE FUNDS/PORTFOLIOS

TRANSACTION POLICIES

THE FUNDS OR PORTFOLIOS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The funds or portfolios calculate their share prices (for each share class, if necessary) each business day, after the close of the NYSE (generally 4 p.m. Eastern time). A fund's or portfolio's share price is its net asset value per share, or NAV, which is the fund's or portfolio's net assets divided by the number of its shares outstanding.


POLICIES FOR WHEN YOUR ORDER WILL BE EXECUTED depend on the fund or portfolio concerned:

SCHWAB ANALYTICS FUND,(R) SCHWAB EQUITY INDEX FUNDS, SCHWAB FOCUS FUNDS, SCHWAB MARKETMANAGER PORTFOLIOS,(R) SCHWAB MARKETTRACK PORTFOLIOS:(R)

Orders to buy, sell or exchange shares that are received in good order prior to the close of a fund or portfolio (generally 4 p.m. Eastern Time) will be executed at the next share price calculated that day.

SCHWAB BOND INDEX FUNDS, SCHWAB CALIFORNIA TAX-FREE BOND FUNDS, SCHWAB TAX-FREE BOND FUNDS, SCHWAB YIELDPLUS FUND(R):

Orders to buy, sell or exchange shares that are received in good order prior to the close of a fund (generally 4 p.m. Eastern Time) will be executed at the next share price calculated that day. Orders to buy shares that are accepted prior to the close of a fund generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of a fund on a given day generally will receive that day's dividend.

If you place an order through a third-party investment provider, please consult with that investment provider to determine when your order will be executed by a fund. Generally, you will receive the share price next calculated after a fund receives your order from your investment provider. However, some investment providers may arrange with a fund for you to receive the share price next calculated after your investment provider has received your order. Some investment providers may require that they receive orders prior to a specified cut-off time.

IN VALUING PORTFOLIO SECURITIES, all funds except the Schwab MarketTrack and Schwab MarketManager Portfolios use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

The Schwab MarketTrack and Schwab MarketManager Portfolios use the NAVs reported by their underlying funds to value underlying fund investments.

SHAREHOLDERS OF FUNDS OR PORTFOLIOS WITH EXPOSURE TO FOREIGN MARKETS should be aware that because these markets are often open on weekends and other days when the funds and portfolios are closed, the value of some or all securities owned by a fund or portfolio may change on days when it is not possible to buy or sell shares of the fund or portfolio.

EACH DAY, REPORTING SERVICES, SUCH AS NEWSPAPERS, MAY PUBLISH THE SHARE PRICES OF MUTUAL FUNDS from the close of business on the previous day. For the Schwab MarketTrack and Schwab MarketManager Portfolios, these prices are generally reported one day behind other mutual funds. This is because these portfolios use the share prices of their underlying funds to calculate NAV, and this information is typically received and calculated after the publishing deadlines of reporting services. Each portfolio still calculates its share price daily, and this is the price at which you may buy and sell shares each day.

THE FUNDS, PORTFOLIOS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect a fund's operations or orders that appear to be associated with short-term trading activities.

-     To change or waive a fund's or portfolio's investment minimums.

- To suspend the right to sell shares back to a fund or portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

-     To withdraw or suspend any part of the offering made by this prospectus.

-     To revise the redemption fee criteria.


                        INVESTING IN THE FUNDS/PORTFOLIOS

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN A FUND OR PORTFOLIO TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund or portfolio. You also can visit the Internal Revenue Service (IRS) Web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND OR PORTFOLIO EARNS. Each fund and portfolio distributes to all shareholders of record substantially all of its net investment income and net capital gains, if any, according to the following schedules:

SCHWAB ANALYTICS FUND(R), SCHWAB EQUITY INDEX FUNDS, SCHWAB FOCUS FUNDS, SCHWAB MARKETMANAGER PORTFOLIOS(R), SCHWAB MARKETTRACK PORTFOLIOS(R):

These funds and portfolios typically pay income and capital gains distributions in December, except for the Schwab MarketTrack Conservative Portfolio, which typically makes income distributions at the end of every calendar quarter.

SCHWAB BOND INDEX FUNDS, SCHWAB CALIFORNIA TAX-FREE BOND FUNDS, SCHWAB TAX-FREE BOND FUNDS, SCHWAB YIELDPLUS FUND(R):

Each of these funds declares a dividend every business day, based on its determination of its net investment income. Each fund pays its dividends on the 25th of every month (or next business day, if the 25th is not a business day), except that in December dividends are paid on the last business day of the month. Beginning January 1, 2002, each fund will pay dividends on the last business day of every month. The funds expect to pay any capital gain distributions every year, typically in December, to all shareholders of record.

FOR ALL TAXABLE FUNDS AND PORTFOLIOS, UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. The net investment income and short-term capital gains of each fund and portfolio are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund or portfolio. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

FOR TAX PURPOSES, AN EXCHANGE BETWEEN FUNDS OR PORTFOLIOS IS DIFFERENT FROM AN EXCHANGE BETWEEN CLASSES. An exchange between funds or portfolios is considered a taxable sale. An exchange between classes within a fund is not reported as a taxable sale.

SHAREHOLDERS IN THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY HAVE ADDITIONAL TAX CONSIDERATIONS as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.


                        INVESTING IN THE FUNDS/PORTFOLIOS

IF YOU OWN SHARES IN A TAX-FREE BOND FUND, you should be aware that your fund's distributions may have tax consequences. Each fund's dividends typically are free from federal income tax. Dividends from the Schwab California Tax-Free Bond Funds typically are free from federal and California state income tax. Dividends from the Schwab Tax-Free Bond Funds typically are subject to any state and local personal income taxes, although a portion of each fund's dividends may be free from state or local income taxes, depending on the extent to which a fund invests in bonds that are tax-exempt in your state. Each fund's capital gain distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

While interest from municipal securities generally is free from federal income tax, some types of securities produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

Any dividends derived from U.S. Government securities are generally free from state and local income taxes. However, some states may limit this benefit, and some agency-backed securities may not qualify for tax-exempt status.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS AND PORTFOLIOS PROVIDE SHAREHOLDERS WITH INFORMATION detailing the tax status of any distributions a fund or portfolio paid during the previous calendar year. For Schwab Bond Index Funds, this information includes the percentage of dividends paid that may qualify for tax-exempt status. For Schwab Tax-Free Bond Funds, this information includes a breakdown of the fund's income from each state. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL FUND OR PORTFOLIO SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


MORE ON DISTRIBUTIONS

If you are investing through a taxable account and purchase shares of a fund or portfolio just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund or portfolio makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.


                        INVESTING IN THE FUNDS/PORTFOLIOS

TO LEARN MORE

This prospectus contains important information on the funds and portfolios and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund and portfolio investors, discuss recent performance and holdings.

Each fund's and portfolio's STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. Each SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 7575
San Francisco, CA 94104
800-435-4000
WWW.SCHWAB.COM/SCHWABFUNDS

SEC FILE NUMBERS
SCHWAB EQUITY INDEX FUNDS                               811-7704
SCHWAB 1000 FUND(R)                                     811-6200
SCHWAB ANALYTICS FUND(R)                                811-7704
SCHWAB FOCUS FUNDS                                      811-7704
SCHWAB MARKETTRACK PORTFOLIOS(R)                        811-7704
SCHWAB MARKETMANAGER PORTFOLIOS(R)                      811-7704
SCHWAB BOND INDEX FUNDS                                 811-6200
SCHWAB YIELDPLUS FUND(R)                                811-6200
SCHWAB TAX-FREE BOND FUNDS                              811-6200

REG 14696-03


                                                           [CHARLES SCHWAB LOGO]